First Trust Asia Pacific ex-Japan AlphaDEX® Fund (FPA)
Portfolio of Investments
March 31, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 97.0%
	Australia – 19.4%
3,640	Afterpay Ltd. (b)	$280,623
26,726	AGL Energy Ltd.	195,892
23,714	ALS Ltd.	174,356
3,925	Ansell Ltd.	116,984
2,429	Aristocrat Leisure Ltd.	63,374
34,260	Aurizon Holdings Ltd.	101,486
2,045	BHP Group Ltd.	70,364
5,733	BlueScope Steel Ltd.	84,260
31,931	Boral Ltd. (b)	133,150
2,757	Domino’s Pizza Enterprises Ltd.	201,555
12,661	Evolution Mining Ltd.	39,236
17,866	Fortescue Metals Group Ltd.	271,267
32,143	Harvey Norman Holdings Ltd.	139,893
6,188	JB Hi-Fi Ltd.	243,371
14,613	Mineral Resources Ltd.	421,995
5,338	Northern Star Resources Ltd.	38,436
4,718	Orica Ltd.	49,991
20,786	OZ Minerals Ltd.	360,598
772	Rio Tinto Ltd.	64,941
8,125	Seven Group Holdings Ltd. (c)	139,164
2,196	Sonic Healthcare Ltd.	58,529
26,188	Telstra Corp., Ltd.	67,630
15,483	Washington H Soul Pattinson & Co., Ltd.	371,384
1,639	Wesfarmers Ltd.	65,569
22,870	Worley Ltd.	182,221
		3,936,269
	Bermuda – 10.5%
999,272	China Youzan Ltd. (b)	326,488
11,455	CK Infrastructure Holdings Ltd.	68,075
111,273	Hopson Development Holdings Ltd.	400,773
116,727	Kerry Logistics Network Ltd.	349,846
102,377	Kerry Properties Ltd.	329,883
197,236	Man Wah Holdings Ltd.	408,979
166,139	Nine Dragons Paper Holdings Ltd.	243,200
		2,127,244
	Cayman Islands – 7.8%
53,624	CK Asset Holdings Ltd.	325,575
43,438	CK Hutchison Holdings Ltd.	346,147
217,091	Lee & Man Paper Manufacturing Ltd.	199,663
75,273	SITC International Holdings Co., Ltd.	255,135
257,818	WH Group Ltd. (d) (e)	208,931
76,943	Xinyi Glass Holdings Ltd.	251,393
		1,586,844
	Hong Kong – 4.2%
5,455	CLP Holdings, Ltd.	52,977
27,817	Henderson Land Development Co., Ltd.	124,878
Shares	Description	Value

	Hong Kong (Continued)
21,818	New World Development Co. Ltd.	$112,821
87,182	PCCW Ltd.	49,119
9,818	Power Assets Holdings Ltd.	57,968
12,331	Sun Hung Kai Properties Ltd.	186,850
15,772	Techtronic Industries Co., Ltd.	269,829
		854,442
	New Zealand – 0.7%
1,445	Xero Ltd. (b)	138,873
	Singapore – 7.6%
105,200	CapitaLand Ltd.	294,047
18,800	City Developments Ltd.	111,525
425,200	Genting Singapore Ltd.	290,800
19,700	Jardine Cycle & Carriage Ltd.	329,651
8,500	Oversea-Chinese Banking Corp., Ltd.	74,246
3,700	United Overseas Bank Ltd.	71,046
21,400	UOL Group Ltd.	125,677
11,100	Venture Corp Ltd.	165,526
16,100	Wilmar International Ltd.	64,869
		1,527,387
	South Korea – 46.8%
2,031	Alteogen, Inc. (f)	160,793
772	CJ CheilJedang Corp.	280,355
1,031	CJ Logistics Corp. (b)	166,709
769	Coway Co., Ltd.	44,506
2,157	E-MART, Inc.	325,909
8,687	Hana Financial Group, Inc.	328,521
9,686	Hankook Tire & Technology Co., Ltd.	419,791
4,234	Hanmi Science Co., Ltd.	216,984
14,824	Hanon Systems	231,185
8,116	Hanwha Solutions Corp. (b)	359,277
1,271	Hyundai Glovis Co., Ltd.	210,570
1,061	Hyundai Mobis Co., Ltd.	273,746
1,709	Hyundai Motor Co.	329,191
30,475	Industrial Bank of Korea	246,654
670	Kakao Corp.	294,818
4,875	KB Financial Group, Inc.	242,081
6,506	Kia Motors Corp.	476,561
8,975	Korea Electric Power Corp.	183,584
648	Korea Zinc Co., Ltd.	233,893
13,295	KT Corp.	331,861
2,222	KT&G Corp.	159,815
467	LG Chem Ltd.	332,171
7,952	LG Display Co., Ltd. (b)	159,848
3,327	LG Electronics, Inc.	440,954
26,533	LG Uplus Corp.	287,192
621	Lotte Chemical Corp.	165,161
617	NAVER Corp.	205,530
1,471	Netmarble Corp. (d) (e)	167,669
1,246	POSCO	352,304
1,467	POSCO Chemical Co., Ltd.	200,915

First Trust Asia Pacific ex-Japan AlphaDEX® Fund (FPA)
Portfolio of Investments (Continued)
March 31, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	South Korea (Continued)
2,097	Samsung Electronics Co., Ltd.	$150,825
2,001	Samsung Life Insurance Co., Ltd.	138,085
422	Samsung SDI Co., Ltd.	246,097
1,172	Seegene, Inc.	134,727
1,448	Shin Poong Pharmaceutical Co., Ltd.	108,880
6,633	Shinhan Financial Group Co., Ltd.	219,488
1,453	SK Hynix, Inc.	170,110
769	SK Telecom Co., Ltd.	186,857
21,338	Woori Financial Group, Inc.	190,425
1,996	Yuhan Corp.	111,109
		9,485,151
	Total Common Stocks	19,656,210
	(Cost $14,961,401)
REAL ESTATE INVESTMENT TRUSTS (a) – 2.4%
	Australia – 1.8%
11,714	Charter Hall Group	114,598
24,568	Dexus	181,941
33,396	Mirvac Group	63,415
		359,954
	Singapore – 0.6%
73,400	Mapletree Commercial Trust	115,677
	Total Real Estate Investment Trusts	475,631
	(Cost $405,038)
MONEY MARKET FUNDS – 0.1%
24,174	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.02% (g) (h)	24,174
	(Cost $24,174)
	Total Investments – 99.5%	20,156,015
	(Cost $15,390,613) (i)
	Net Other Assets and Liabilities – 0.5%	105,197
	Net Assets – 100.0%	$20,261,212

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $23,003 and the total value of the collateral held by the Fund is $24,174.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(e)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(f)	Non-income producing security that makes payment-in-kind (“PIK”) distributions. For the fiscal year-to-date period (January 1, 2021 through March 31, 2021), the Fund received 677 PIK shares of Alteogen, Inc.
(g)	Rate shown reflects yield as of March 31, 2021.
(h)	This security serves as collateral for securities on loan.
(i)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $5,040,587 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $275,185. The net unrealized appreciation was $4,765,402.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2021 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 3/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 19,656,210	$ 19,656,210	$ —	$ —
Real Estate Investment Trusts*	475,631	475,631	—	—
Money Market Funds	24,174	24,174	—	—
Total Investments	$ 20,156,015	$ 20,156,015	$—	$—

*	See Portfolio of Investments for country breakout.

First Trust Asia Pacific ex-Japan AlphaDEX® Fund (FPA)
Portfolio of Investments (Continued)
March 31, 2021 (Unaudited)
Sector Allocation	% of Total Long-Term Investments
Consumer Discretionary	19.7%
Materials	18.0
Real Estate	12.4
Industrials	11.2
Information Technology	8.1
Communication Services	7.9
Financials	7.5
Consumer Staples	5.2
Health Care	4.5
Utilities	2.8
Energy	2.7
Total	100.0%

Currency Exposure Diversification	% of Total Investments
South Korean Won	47.1%
Hong Kong Dollar	22.7
Australian Dollar	22.0
Singapore Dollar	8.1
United States Dollar	0.1
Total	100.0%

First Trust Europe AlphaDEX® Fund (FEP)
Portfolio of Investments
March 31, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 97.5%
	Austria – 2.5%
59,162	ams AG (b)	$1,179,296
32,149	Erste Group Bank AG (b)	1,090,317
7,755	Mayr Melnhof Karton AG	1,595,138
98,234	OMV AG	4,983,509
175,874	Raiffeisen Bank International AG (b)	3,863,015
		12,711,275
	Belgium – 1.2%
5,191	Ackermans & van Haaren N.V.	825,463
32,970	Ageas S.A./N.V.	1,993,512
147,587	Proximus S.A.D.P.	3,212,277
		6,031,252
	Denmark – 4.9%
2,032	ALK-Abello A.S. (b)	772,021
2,122	AP Moller - Maersk A.S., Class B	4,929,282
20,615	DSV Panalpina A.S.	4,044,515
1,860	Genmab A.S. (b)	611,961
26,691	GN Store Nord A.S.	2,101,365
32,499	Netcompany Group A.S. (c) (d)	3,094,533
9,346	Pandora A.S. (b)	1,001,307
7,013	Rockwool International A.S., Class B	2,956,333
5,120	SimCorp A.S.	634,022
20,765	Vestas Wind Systems A.S.	4,262,173
		24,407,512
	Finland – 3.1%
133,064	Fortum OYJ	3,551,565
40,873	Huhtamaki OYJ	1,848,249
130,607	Kesko OYJ, Class B	3,994,487
15,345	Kone OYJ, Class B	1,253,537
12,805	Neste OYJ	679,643
171,863	Stora Enso OYJ, Class R	3,205,553
22,111	UPM-Kymmene OYJ	794,223
		15,327,257
	France – 11.4%
12,683	Arkema S.A.	1,537,161
25,058	Atos SE (b)	1,954,725
4,297	BioMerieux	546,742
55,658	BNP Paribas S.A. (b)	3,386,215
38,803	Bouygues S.A.	1,555,791
168,216	Carrefour S.A.	3,046,787
6,266	Cie Generale des Etablissements Michelin SCA	937,990
107,616	CNP Assurances (b)	2,045,723
153,819	Credit Agricole S.A. (b)	2,226,835
18,296	Iliad S.A.	3,477,972
12,835	Ipsen S.A.	1,101,025
323,429	Orange S.A.	3,984,391
62,509	Publicis Groupe S.A.	3,814,756
160,522	Rexel S.A. (b)	3,181,326
Shares	Description	Value

	France (Continued)
33,567	Rubis SCA	$1,590,306
33,674	Sanofi	3,326,990
7,803	Sartorius Stedim Biotech	3,213,683
152,324	Societe Generale S.A. (b)	3,986,136
18,673	SOITEC (b)	3,816,791
12,714	Sopra Steria Group SACA (b)	2,124,633
145,440	Suez S.A.	3,080,268
6,540	Teleperformance	2,383,668
7,420	Wendel SE	921,482
		57,241,396
	Germany – 18.7%
151,908	1&1 Drillisch AG	4,270,076
27,811	Bayerische Motoren Werke AG	2,885,357
16,618	Bechtle AG	3,116,120
31,750	Brenntag SE	2,710,579
274,109	Commerzbank AG (b)	1,680,528
37,450	Daimler AG	3,338,178
11,713	Delivery Hero SE (b) (c) (d)	1,517,810
59,092	Deutsche Post AG	3,237,565
130,016	Evonik Industries AG	4,598,488
29,599	Fresenius SE & Co., KGaA	1,318,314
19,149	GEA Group AG	784,838
12,041	Gerresheimer AG	1,196,005
43,935	HeidelbergCement AG	3,990,939
36,234	HelloFresh SE (b)	2,702,466
5,381	Hypoport SE (b)	2,852,255
23,830	Infineon Technologies AG	1,010,367
97,600	Jungheinrich AG (Preference Shares)	4,692,676
39,264	KION Group AG	3,876,980
58,700	LANXESS AG	4,327,124
18,873	LEG Immobilien SE	2,482,366
9,228	Merck KGaA	1,577,800
45,161	Porsche Automobil Holding SE (Preference Shares)	4,788,671
89,848	RWE AG	3,521,290
4,920	Sartorius AG (Preference Shares)	2,453,270
13,657	Software AG	575,599
69,657	Suedzucker AG	1,180,374
4,870	Symrise AG	590,522
89,303	TAG Immobilien AG	2,549,022
20,851	Uniper SE	755,077
70,361	United Internet AG	2,821,922
19,188	Varta AG (b) (e)	2,823,972
16,730	Volkswagen AG (Preference Shares)	4,681,158
34,660	Wacker Chemie AG	4,932,366
35,962	Zalando SE (b) (c) (d)	3,527,319
		93,367,393
	Ireland – 0.3%
14,792	Kingspan Group PLC	1,254,157
	Isle Of Man (U.K.) – 0.5%
107,035	Entain PLC (b)	2,239,937

First Trust Europe AlphaDEX® Fund (FEP)
Portfolio of Investments (Continued)
March 31, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Italy – 5.8%
1,853,771	A2A S.p.A.	$3,373,920
18,811	Amplifon S.p.A. (b)	700,174
150,033	Buzzi Unicem S.p.A	3,900,672
78,722	De’ Longhi S.p.A.	3,179,407
182,319	Hera S.p.A.	698,716
358,496	Intesa Sanpaolo S.p.A. (b)	971,353
523,855	Iren S.p.A	1,447,349
106,717	Italgas S.p.A.	692,689
459,735	Leonardo S.p.A. (e)	3,722,162
69,404	Prysmian S.p.A.	2,255,319
29,186	Reply S.p.A.	3,693,031
8,401,591	Telecom Italia S.p.A.	4,543,994
		29,178,786
	Jersey – 1.4%
138,818	boohoo Group PLC (b)	650,673
26,747	Ferguson PLC	3,196,188
50,218	Wizz Air Holdings PLC (b) (c) (d)	3,338,296
		7,185,157
	Luxembourg – 3.7%
669,777	Aroundtown S.A.	4,767,666
574,970	B&M European Value Retail S.A.	4,183,626
25,525	Eurofins Scientific SE (b)	2,439,852
83,608	Grand City Properties S.A.	2,094,286
85,466	RTL Group S.A. (b)	5,007,290
		18,492,720
	Netherlands – 4.7%
1,462	Adyen N.V. (b) (c) (d)	3,263,527
776,580	Aegon N.V.	3,688,316
20,023	ASR Nederland N.V.	897,208
16,127	Euronext N.V. (c) (d)	1,624,552
12,364	EXOR N.V.	1,043,077
16,969	IMCD N.V.	2,358,096
68,277	Koninklijke Ahold Delhaize N.V.	1,901,625
47,829	Koninklijke Vopak N.V.	2,380,981
53,791	NN Group N.V.	2,629,835
72,789	Signify N.V. (b) (c) (d)	3,752,411
		23,539,628
	Norway – 1.3%
157,337	Adevinta ASA (b)	2,315,957
23,839	Salmar ASA	1,644,425
60,994	Schibsted ASA, Class A (b)	2,560,091
		6,520,473
	Portugal – 0.0%
1,811,371	Banco Espirito Santo S.A. (b) (f) (g) (h)	0
Shares	Description	Value

	Spain – 1.6%
29,675	ACS Actividades de Construccion y Servicios S.A.	$983,444
316,971	CaixaBank S.A.	980,948
58,357	Enagas S.A.	1,267,421
124,441	Siemens Gamesa Renewable Energy S.A.	4,815,755
		8,047,568
	Sweden – 11.4%
256,433	AddTech AB, Class B	3,817,082
118,820	AF Poyry AB (b)	3,515,574
40,115	BillerudKorsnas AB	745,716
90,458	Boliden AB	3,355,878
108,379	Dometic Group AB (b) (d)	1,571,681
57,605	Electrolux AB, Class B (e)	1,597,528
34,623	EQT AB	1,139,769
20,280	Evolution Gaming Group AB (c) (d)	2,986,229
242,610	Fabege AB	3,271,024
13,250	Fastighets AB Balder, Class B (b)	656,321
90,560	Holmen AB, Class B	3,975,600
183,285	Husqvarna AB, Class B	2,640,108
188,164	Indutrade AB (i)	4,343,514
51,374	Investor AB, Class B	4,096,532
82,700	Kinnevik AB, Class B	4,020,681
26,015	Lifco AB, Class B	2,418,767
78,295	Nibe Industrier AB, Class B	2,427,710
221,902	Samhallsbyggnadsbolaget i Norden AB	690,597
31,777	Skanska AB, Class B (e)	796,840
245,075	Svenska Cellulosa AB SCA, Class B (b)	4,336,928
145,391	Sweco AB, Class B	2,373,948
8,231	Swedish Match AB	642,575
20,321	Thule Group AB (b) (c) (d)	882,323
37,873	Trelleborg AB, Class B (b)	962,713
		57,265,638
	Switzerland – 5.0%
12,739	ALSO Holding AG	3,652,615
6,326	Bachem Holding AG, Class B	2,710,713
12,622	BKW AG	1,372,842
200,930	Credit Suisse Group AG	2,105,072
19,272	DKSH Holding AG	1,479,324
29,489	LafargeHolcim Ltd.	1,732,867
34,550	Logitech International S.A.	3,624,067
2,178	Lonza Group AG	1,217,643
66,969	SIG Combibloc Group AG	1,548,899
8,208	Sika AG	2,344,771
2,528	Swisscom AG	1,356,077
4,047	Tecan Group AG	1,795,812
		24,940,702

First Trust Europe AlphaDEX® Fund (FEP)
Portfolio of Investments (Continued)
March 31, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	United Kingdom – 20.0%
55,577	Anglo American PLC	$2,177,879
18,617	Ashtead Group PLC	1,110,542
50,608	ASOS PLC (b)	3,860,971
364,900	Aviva PLC	2,053,455
328,663	Barratt Developments PLC (b)	3,383,712
110,859	Bellway PLC	5,200,812
31,519	BHP Group PLC	910,104
75,069	British American Tobacco PLC	2,870,816
2,649,219	BT Group PLC (b)	5,653,626
62,377	Bunzl PLC	1,997,616
110,156	Computacenter PLC	3,599,107
47,344	Diploma PLC	1,663,040
580,468	Direct Line Insurance Group PLC	2,507,130
530,635	DS Smith PLC (b)	2,982,462
149,251	Dunelm Group PLC	2,672,789
174,189	Fresnillo PLC	2,075,264
15,346	Games Workshop Group PLC	2,108,195
20,095	Hikma Pharmaceuticals PLC	630,519
65,857	IG Group Holdings PLC	818,022
1,460,113	Investec PLC	4,412,303
2,312,602	ITV PLC (b)	3,830,566
818,948	J Sainsbury PLC	2,737,829
257,603	JD Sports Fashion PLC (b)	2,928,414
44,231	Johnson Matthey PLC	1,837,233
878,430	Kingfisher PLC (b)	3,854,624
1,977,842	Lloyds Banking Group PLC (b)	1,159,782
653,618	M&G PLC	1,868,835
95,382	Mondi PLC	2,432,632
75,986	Ocado Group PLC (b)	2,131,750
284,738	Pearson PLC	3,028,837
42,156	Persimmon PLC	1,708,618
22,447	Rio Tinto PLC	1,717,472
64,168	Spectris PLC	2,943,131
292,760	Standard Chartered PLC	2,015,977
313,446	Tate & Lyle PLC	3,315,199
2,403,229	Taylor Wimpey PLC (b)	5,978,473
1,015,311	Vodafone Group PLC	1,845,935
931,917	Wm Morrison Supermarkets PLC	2,344,009
		100,367,680
	Total Common Stocks	488,118,531
	(Cost $402,745,015)
REAL ESTATE INVESTMENT TRUSTS (a) – 2.0%
	France – 1.0%
9,562	Covivio	818,575
25,496	Gecina S.A.	3,510,162
11,992	ICADE	876,829
		5,205,566
	Spain – 1.0%
325,822	Inmobiliaria Colonial Socimi S.A.	3,154,165
Shares	Description	Value

	Spain (Continued)
161,310	Merlin Properties Socimi S.A.	$1,649,547
		4,803,712
	Total Real Estate Investment Trusts	10,009,278
	(Cost $9,683,420)
MONEY MARKET FUNDS – 1.4%
7,044,119	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.02% (j) (k)	7,044,119
	(Cost $7,044,119)
	Total Investments – 100.9%	505,171,928
	(Cost $419,472,554) (l)
	Net Other Assets and Liabilities – (0.9)%	(4,492,918)
	Net Assets – 100.0%	$500,679,010

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	Non-income producing security.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(d)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(e)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $6,610,388 and the total value of the collateral held by the Fund is $7,044,119.
(f)	This issuer has filed for protection in bankruptcy court.
(g)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(h)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs in the Additional Information section).
(i)	Non-income producing security that makes payment-in-kind (“PIK”) distributions. There were no in-kind distributions received for the fiscal year-to-date period January 1, 2021 through March 31, 2021.
(j)	Rate shown reflects yield as of March 31, 2021.
(k)	This security serves as collateral for securities on loan.

First Trust Europe AlphaDEX® Fund (FEP)
Portfolio of Investments (Continued)
March 31, 2021 (Unaudited)
(l)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $94,470,605 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $8,771,231. The net unrealized appreciation was $85,699,374.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2021 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 3/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Portugal	$ —**	$ —	$ —	$ —**
Other Country Categories*	488,118,531	488,118,531	—	—
Real Estate Investment Trusts*	10,009,278	10,009,278	—	—
Money Market Funds	7,044,119	7,044,119	—	—
Total Investments	$ 505,171,928	$ 505,171,928	$—	$—

*	See Portfolio of Investments for country breakout.
**	Investment is valued at $0.
Level 3 Common Stocks are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. The Level 3 Common Stocks values are based on unobservable and non-quantitative inputs.
Sector Allocation	% of Total Long-Term Investments
Industrials	19.1%
Consumer Discretionary	15.9
Materials	12.7
Financials	12.6
Communication Services	10.4
Information Technology	7.7
Health Care	5.6
Real Estate	5.3
Consumer Staples	4.8
Utilities	4.3
Energy	1.6
Total	100.0%

Currency Exposure Diversification	% of Total Investments
Euro	53.4%
British Pound Sterling	22.6
Swedish Krona	11.3
Swiss Franc	5.2
Danish Krone	4.8
United States Dollar	1.4
Norwegian Krone	1.3
Total	100.0%

First Trust Latin America AlphaDEX® Fund (FLN)
Portfolio of Investments
March 31, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 99.7%
	Brazil – 59.4%
16,190	Atacadao S.A.	$66,789
3,687	B2W Cia Digital (b)	39,794
6,030	B3 S.A. - Brasil Bolsa Balcao	58,515
17,090	Banco Bradesco S.A. (Preference Shares)	81,281
9,107	Banco BTG Pactual S.A.	157,024
44,797	Banco do Brasil S.A.	242,344
35,593	Banco Santander Brasil S.A.	250,412
13,668	BB Seguridade Participacoes S.A.	58,886
54,704	Centrais Eletricas Brasileiras S.A.	333,065
20,002	Cia Brasileira de Distribuicao	117,909
14,176	Cia de Saneamento Basico do Estado de Sao Paulo	103,764
100,522	Cia Siderurgica Nacional S.A.	676,856
8,221	Engie Brasil Energia S.A.	61,095
46,986	Equatorial Energia S.A.	207,022
63,793	Gerdau S.A. (Preference Shares)	342,502
26,692	Hapvida Participacoes e Investimentos S.A. (c) (d)	70,564
188,479	Itausa S.A. (Preference Shares)	345,572
41,814	Klabin S.A.	205,257
23,414	Localiza Rent a Car S.A.	248,464
74,377	Magazine Luiza S.A.	267,451
32,439	Natura & Co. Holding S.A. (b)	277,440
78,145	Neoenergia S.A.	231,159
32,925	Petrobras Distribuidora S.A.	129,158
28,328	Raia Drogasil S.A.	126,123
29,130	Suzano S.A. (b)	354,767
38,199	Telefonica Brasil S.A.	300,168
127,000	TIM S.A.	285,875
51,644	Ultrapar Participacoes S.A.	194,606
11,224	Vale S.A.	195,360
57,359	Via Varejo S.A. (b)	123,000
25,245	WEG S.A.	334,408
		6,486,630
	Cayman Islands – 3.1%
5,564	StoneCo Ltd., Class A (b)	340,628
	Chile – 6.7%
1,870	Banco de Credito e Inversiones S.A.	98,897
120,954	Cencosud S.A.	258,567
2,272,824	Enel Americas S.A.	378,891
		736,355
	Colombia – 2.7%
505,208	Grupo Aval Acciones y Valores S.A. (Preference Shares)	157,839
22,261	Interconexion Electrica S.A. ESP	136,787
		294,626
Shares	Description	Value

	Mexico – 27.8%
27,132	Arca Continental S.A.B. de C.V.	$133,407
465,118	Cemex S.A.B. de C.V., Series CPO (b)	327,001
82,675	El Puerto de Liverpool S.A.B. de C.V.	291,068
10,427	Fomento Economico Mexicano S.A.B. de C.V., Series UBD	78,562
15,906	Gruma S.A.B. de C.V., Class B	188,324
125,621	Grupo Bimbo S.A.B. de C.V., Series A	263,663
57,197	Grupo Carso S.A.B. de C.V., Series A1 (b)	155,449
50,870	Grupo Financiero Banorte S.A.B. de C.V., Class O (b)	286,835
301,620	Grupo Financiero Inbursa S.A.B. de C.V., Class O (b)	273,147
69,292	Grupo Mexico S.A.B. de C.V., Series B	365,250
14,545	Industrias Penoles S.A.B. de C.V. (b)	187,716
77,997	Infraestructura Energetica Nova S.A.B. de C.V. (b)	301,463
67,074	Orbia Advance Corp. S.A.B. de C.V.	178,847
		3,030,732
	Total Investments – 99.7%	10,888,971
	(Cost $8,603,821) (e)
	Net Other Assets and Liabilities – 0.3%	27,731
	Net Assets – 100.0%	$10,916,702

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	Non-income producing security.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(d)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

First Trust Latin America AlphaDEX® Fund (FLN)
Portfolio of Investments (Continued)
March 31, 2021 (Unaudited)
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $2,556,534 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $271,384. The net unrealized appreciation was $2,285,150.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2021 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 3/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 10,888,971	$ 10,888,971	$ —	$ —

*	See Portfolio of Investments for country breakout.

Sector Allocation	% of Total Long-Term Investments
Materials	26.0%
Financials	18.5
Utilities	16.1
Consumer Staples	13.9
Consumer Discretionary	7.8
Industrials	6.8
Communication Services	5.4
Information Technology	3.1
Energy	1.8
Health Care	0.6
Total	100.0%

First Trust Brazil AlphaDEX® Fund (FBZ)
Portfolio of Investments
March 31, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.2%
	Airlines – 0.6%
6,354	Azul S.A. (Preference Shares) (a)	$42,728
	Banks – 11.4%
9,200	Banco Bradesco S.A. (Preference Shares)	43,755
19,306	Banco do Brasil S.A.	104,442
37,947	Banco Inter S.A. (Preference Shares) (b) (c)	351,246
11,140	Banco Santander Brasil S.A.	78,375
7,894	Itau Unibanco Holding S.A. (Preference Shares)	39,227
85,147	Itausa S.A. (Preference Shares)	156,115
		773,160
	Beverages – 0.6%
15,955	Ambev S.A.	43,341
	Capital Markets – 2.6%
4,029	B3 S.A. - Brasil Bolsa Balcao	39,097
7,969	Banco BTG Pactual S.A.	137,403
		176,500
	Diversified Telecommunication Services – 2.3%
453,988	Oi S.A. (a)	154,054
	Electric Utilities – 19.9%
34,046	Centrais Eletricas Brasileiras S.A.	207,289
44,893	Cia de Transmissao de Energia Electrica Paulista (Preference Shares)	202,027
68,597	Cia Energetica de Minas Gerais (Preference Shares)	158,798
166,596	Cia Paranaense de Energia, Class B (Preference Shares)	211,033
50,828	EDP - Energias do Brasil S.A.	178,708
43,125	Equatorial Energia S.A.	190,010
70,855	Neoenergia S.A.	209,595
		1,357,460
	Electrical Equipment – 2.6%
13,187	WEG S.A.	174,682
	Food & Staples Retailing – 4.0%
25,755	Atacadao S.A.	106,248
27,981	Cia Brasileira de Distribuicao	164,943
		271,191
	Food Products – 4.0%
22,658	BRF S.A. (a)	101,522
31,660	JBS S.A.	170,319
		271,841
Shares	Description	Value

	Health Care Providers & Services – 2.0%
32,725	Hapvida Participacoes e Investimentos S.A. (b) (c)	$86,513
3,187	Notre Dame Intermedica Participacoes S.A.	46,882
		133,395
	Household Durables – 2.7%
42,350	Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	185,467
	Independent Power & Renewable Electricity Producers – 0.7%
16,083	Eneva S.A. (a)	47,718
	Insurance – 4.5%
8,427	BB Seguridade Participacoes S.A.	36,306
15,287	Porto Seguro S.A.	127,594
23,881	Sul America S.A.	144,975
		308,875
	IT Services – 3.2%
1,690	Pagseguro Digital, Ltd., Class A (a)	78,247
2,291	StoneCo Ltd., Class A (a)	140,255
		218,502
	Metals & Mining – 18.3%
7,838	Bradespar S.A. (Preference Shares)	95,123
39,198	Cia Siderurgica Nacional S.A.	263,936
30,637	Gerdau S.A. (Preference Shares)	164,489
88,701	Metalurgica Gerdau S.A. (Preference Shares)	211,326
85,453	Usinas Siderurgicas de Minas Gerais S.A., Class A (Preference Shares)	259,609
14,276	Vale S.A.	248,482
		1,242,965
	Multiline Retail – 2.2%
5,735	Lojas Renner S.A.	43,395
30,023	Magazine Luiza S.A.	107,959
		151,354
	Oil, Gas & Consumable Fuels – 2.3%
17,621	Petroleo Brasileiro S.A. (Preference Shares)	75,447
21,036	Ultrapar Participacoes S.A.	79,269
		154,716

First Trust Brazil AlphaDEX® Fund (FBZ)
Portfolio of Investments (Continued)
March 31, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Paper & Forest Products – 4.4%
13,046	Duratex S.A.	$43,319
21,327	Suzano S.A. (a)	259,737
		303,056
	Personal Products – 1.8%
14,268	Natura & Co. Holding S.A. (a)	122,029
	Pharmaceuticals – 1.2%
14,581	Hypera S.A.	82,974
	Real Estate Management & Development – 2.0%
31,835	Multiplan Empreendimentos Imobiliarios S.A.	138,513
	Road & Rail – 1.7%
10,864	Localiza Rent a Car S.A.	115,286
	Specialty Retail – 1.9%
33,849	Petrobras Distribuidora S.A.	132,782
	Wireless Telecommunication Services – 2.3%
68,176	TIM S.A.	153,463
	Total Investments – 99.2%	6,756,052
	(Cost $5,993,104) (d)
	Net Other Assets and Liabilities – 0.8%	54,184
	Net Assets – 100.0%	$6,810,236

(a)	Non-income producing security.
(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(c)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(d)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $1,215,338 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $452,390. The net unrealized appreciation was $762,948.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2021 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 3/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 6,756,052	$ 6,756,052	$ —	$ —

*	See Portfolio of Investments for industry breakout.

Country Allocation†	% of Net Assets
Brazil	96.0%
Cayman Islands	3.2
Total Investments	99.2
Net Other Assets and Liabilities	0.8
Total	100.0%
† Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.

First Trust China AlphaDEX® Fund (FCA)
Portfolio of Investments
March 31, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 100.0%
	Aerospace & Defense – 2.1%
463,333	AviChina Industry & Technology Co., Ltd., Class H	$310,514
	Automobiles – 15.1%
590,923	Brilliance China Automotive Holdings Ltd. (a)	554,886
3,889	BYD Co., Ltd., Class H	82,491
524,156	Chongqing Changan Automobile Co., Ltd., Class B (b)	393,752
370,397	Dongfeng Motor Group Co., Ltd., Class H	343,997
93,889	Great Wall Motor Co., Ltd., Class H	260,263
260,000	Yadea Group Holdings Ltd. (c) (d)	577,250
		2,212,639
	Biotechnology – 1.4%
20,240	Innovent Biologics, Inc. (b) (c) (d)	205,287
	Communications Equipment – 1.6%
41,182	BYD Electronic International Co., Ltd. (e)	240,499
	Construction & Engineering – 2.5%
22,222	China Conch Venture Holdings Ltd.	104,477
487,778	China Railway Group Ltd., Class H	257,878
		362,355
	Construction Materials – 6.2%
17,222	Anhui Conch Cement Co., Ltd., Class H	111,984
179,979	China National Building Material Co., Ltd., Class H	259,755
288,889	China Resources Cement Holdings Ltd.	324,411
99,230	Huaxin Cement Co., Ltd., Class B	214,237
		910,387
	Electrical Equipment – 3.4%
267,778	Xinjiang Goldwind Science & Technology Co., Ltd., Class H (e)	502,895
	Electronic Equipment, Instruments & Components – 0.8%
4,889	Sunny Optical Technology Group Co., Ltd.	111,438
Shares	Description	Value

	Gas Utilities – 4.0%
164,705	Beijing Enterprises Holdings Ltd.	$581,566
	Independent Power & Renewable Electricity Producers – 4.5%
400,839	China Resources Power Holdings Co., Ltd.	532,108
428,889	Huadian Power International Corp., Ltd., Class H	132,405
		664,513
	Insurance – 2.5%
426,666	PICC Property & Casualty Co., Ltd., Class H	369,911
	Life Sciences Tools & Services – 2.1%
24,099	WuXi Biologics Cayman, Inc. (b) (c) (d)	301,776
	Machinery – 1.7%
179,555	Zoomlion Heavy Industry Science and Technology Co., Ltd., Class H	256,372
	Marine – 3.9%
448,889	COSCO SHIPPING Holdings Co., Ltd., Class H (b)	577,416
	Metals & Mining – 14.2%
304,444	Aluminum Corp. of China Ltd., Class H (b)	125,316
352,592	China Hongqiao Group Ltd.	470,782
823,333	China Molybdenum Co., Ltd., Class H	498,823
274,444	Jiangxi Copper Co., Ltd., Class H	524,593
380,000	Zijin Mining Group Co., Ltd., Class H	467,295
		2,086,809
	Oil, Gas & Consumable Fuels – 11.3%
358,477	China Coal Energy Co., Ltd., Class H	165,080
480,000	China Petroleum & Chemical Corp., Class H	255,618
114,432	China Shenhua Energy Co., Ltd., Class H	235,809
820,000	COSCO SHIPPING Energy Transportation Co., Ltd., Class H	359,681
539,049	Yanzhou Coal Mining Co., Ltd., Class H	637,920
		1,654,108

First Trust China AlphaDEX® Fund (FCA)
Portfolio of Investments (Continued)
March 31, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Real Estate Management & Development – 12.0%
162,222	Agile Group Holdings Ltd.	$265,845
247,673	China Overseas Land & Investment Ltd.	643,547
334,882	Guangzhou R&F Properties Co., Ltd., Class H	441,966
236,871	KWG Group Holdings Ltd.	405,241
		1,756,599
	Semiconductors & Semiconductor Equipment – 3.5%
102,222	Flat Glass Group Co., Ltd., Class H (e)	309,660
124,444	Xinyi Solar Holdings Ltd.	204,576
		514,236
	Software – 1.7%
16,827	Kingsoft Corp., Ltd.	111,688
60,000	Weimob, Inc. (b) (c) (d)	134,138
		245,826
	Technology Hardware, Storage & Peripherals – 3.3%
342,222	Lenovo Group Ltd.	486,870
	Textiles, Apparel & Luxury Goods – 2.2%
13,333	ANTA Sports Products Ltd.	217,469
15,556	Li Ning Co., Ltd.	101,051
		318,520
	Total Common Stocks	14,670,536
	(Cost $14,464,032)
MONEY MARKET FUNDS – 5.3%
774,401	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.02% (f) (g)	774,401
	(Cost $774,401)
	Total Investments – 105.3%	15,444,937
	(Cost $15,238,433) (h)
	Net Other Assets and Liabilities – (5.3)%	(778,079)
	Net Assets – 100.0%	$14,666,858

(a)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940, as amended. At March 31, 2021, securities noted as such are valued at $554,886 or 3.8% of net assets.
(b)	Non-income producing security.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(d)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(e)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $735,235 and the total value of the collateral held by the Fund is $774,401.
(f)	Rate shown reflects yield as of March 31, 2021.
(g)	This security serves as collateral for securities on loan.
(h)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $1,118,306 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $911,802. The net unrealized appreciation was $206,504.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2021 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 3/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Automobiles	$ 2,212,639	$ 1,657,753	$ 554,886	$ —
Other industry categories*	12,457,897	12,457,897	—	—
Money Market Funds	774,401	774,401	—	—
Total Investments	$ 15,444,937	$ 14,890,051	$ 554,886	$—

*	See Portfolio of Investments for industry breakout.

First Trust China AlphaDEX® Fund (FCA)
Portfolio of Investments (Continued)
March 31, 2021 (Unaudited)
Country Allocation†	% of Net Assets
China	55.2%
Cayman Islands	24.1
Hong Kong	16.9
United States	5.3
Bermuda	3.8
Total Investments	105.3
Net Other Assets and Liabilities	(5.3)
Total	100.0%
† Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
Currency Exposure Diversification	% of Total Investments
Hong Kong Dollar	93.6%
United States Dollar	6.4
Total	100.0%

First Trust Japan AlphaDEX® Fund (FJP)
Portfolio of Investments
March 31, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 98.9%
	Air Freight & Logistics – 1.1%
18,500	SG Holdings Co., Ltd.	$423,884
	Auto Components – 1.6%
2,100	Denso Corp.	139,343
1,900	Koito Manufacturing Co., Ltd.	127,324
6,500	Nifco, Inc.	236,871
1,600	Toyota Industries Corp.	142,479
		646,017
	Automobiles – 3.0%
18,200	Honda Motor Co., Ltd.	545,548
13,400	Isuzu Motors Ltd.	143,894
25,400	Subaru Corp.	505,591
		1,195,033
	Banks – 4.5%
86,300	Mitsubishi UFJ Financial Group, Inc.	461,176
20,100	Mizuho Financial Group, Inc.	290,268
109,200	Resona Holdings, Inc.	458,398
12,300	Sumitomo Mitsui Financial Group, Inc.	445,122
4,100	Sumitomo Mitsui Trust Holdings, Inc.	142,893
		1,797,857
	Building Products – 1.8%
10,900	AGC, Inc.	455,787
4,200	TOTO Ltd.	257,936
		713,723
	Chemicals – 6.3%
14,300	Air Water, Inc.	250,549
12,400	Asahi Kasei Corp.	142,730
22,200	Mitsubishi Gas Chemical Co., Inc.	544,148
11,500	Nippon Paint Holdings Co., Ltd.	165,658
5,600	Nitto Denko Corp.	478,447
2,500	NOF Corp.	130,729
40,800	Tosoh Corp.	780,442
		2,492,703
	Commercial Services & Supplies – 1.1%
27,100	Toppan Printing Co., Ltd.	457,683
	Construction & Engineering – 6.9%
47,100	Kajima Corp.	668,269
73,100	Obayashi Corp.	670,097
86,700	Shimizu Corp.	701,587
18,300	Taisei Corp.	705,721
		2,745,674
Shares	Description	Value

	Diversified Financial Services – 4.3%
106,000	Mitsubishi UFJ Lease & Finance Co., Ltd.	$639,494
32,800	ORIX Corp.	553,357
8,000	Tokyo Century Corp.	537,548
		1,730,399
	Diversified Telecommunication Services – 1.6%
24,600	Nippon Telegraph & Telephone Corp.	631,413
	Electric Utilities – 8.2%
52,300	Chubu Electric Power Co., Inc.	673,087
43,400	Chugoku Electric Power (The) Co., Inc.	532,676
53,900	Kansai Electric Power (The) Co., Inc.	583,176
44,300	Kyushu Electric Power Co., Inc.	436,899
76,500	Tohoku Electric Power Co., Inc.	721,991
96,500	Tokyo Electric Power Co., Holdings, Inc. (a)	321,594
		3,269,423
	Electrical Equipment – 1.5%
8,400	Mitsubishi Electric Corp.	127,944
4,000	Nidec Corp.	485,347
		613,291
	Electronic Equipment, Instruments & Components – 5.8%
9,200	Azbil Corp.	395,918
13,600	Ibiden Co., Ltd.	625,188
4,200	Murata Manufacturing Co., Ltd.	335,393
10,800	Taiyo Yuden Co., Ltd.	507,203
3,300	TDK Corp.	456,889
		2,320,591
	Entertainment – 3.8%
10,790	Koei Tecmo Holdings Co., Ltd.	483,832
6,700	Konami Holdings Corp.	398,763
12,400	Nexon Co., Ltd.	402,041
400	Nintendo Co., Ltd.	223,292
		1,507,928
	Food & Staples Retailing – 1.4%
19,200	Aeon Co., Ltd.	572,055
	Food Products – 1.4%
5,400	Kikkoman Corp.	321,391
5,800	NH Foods Ltd.	248,553
		569,944
	Gas Utilities – 1.8%
12,400	Osaka Gas Co., Ltd.	241,561

First Trust Japan AlphaDEX® Fund (FJP)
Portfolio of Investments (Continued)
March 31, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Gas Utilities (Continued)
3,800	Toho Gas Co., Ltd.	$234,400
11,000	Tokyo Gas Co., Ltd.	244,638
		720,599
	Health Care Equipment & Supplies – 0.6%
2,100	Sysmex Corp.	226,168
	Health Care Technology – 1.1%
6,700	M3, Inc.	458,123
	Hotels, Restaurants & Leisure – 1.8%
16,600	Sushiro Global Holdings Ltd.	733,114
	Household Durables – 6.1%
25,200	Iida Group Holdings Co., Ltd.	609,033
13,800	Open House Co., Ltd.	588,268
11,000	Panasonic Corp.	141,418
1,100	Rinnai Corp.	123,089
6,200	Sekisui House Ltd.	132,931
16,800	Sharp Corp. (b)	289,799
5,100	Sony Corp.	534,067
		2,418,605
	Insurance – 3.4%
49,000	Japan Post Holdings Co., Ltd.	436,652
18,600	Japan Post Insurance Co., Ltd.	381,995
3,100	Sompo Holdings, Inc.	118,764
32,300	T&D Holdings, Inc.	415,984
		1,353,395
	IT Services – 1.2%
1,900	GMO Payment Gateway, Inc.	251,903
7,100	Nomura Research Institute Ltd.	219,621
		471,524
	Machinery – 1.1%
3,100	Daifuku Co., Ltd.	303,491
5,800	Kubota Corp.	131,976
		435,467
	Media – 1.0%
22,000	CyberAgent, Inc.	395,990
	Metals & Mining – 2.8%
13,300	JFE Holdings, Inc.	163,720
19,800	Nippon Steel Corp.	337,347
14,300	Sumitomo Metal Mining Co., Ltd.	617,202
		1,118,269
	Paper & Forest Products – 0.7%
44,700	Oji Holdings Corp.	289,051
Shares	Description	Value

	Pharmaceuticals – 1.4%
3,000	Otsuka Holdings Co., Ltd.	$126,990
2,300	Shionogi & Co., Ltd.	123,636
17,200	Sumitomo Dainippon Pharma Co., Ltd.	299,340
		549,966
	Professional Services – 0.3%
3,800	Nihon M&A Center, Inc.	102,718
	Real Estate Management & Development – 3.6%
5,400	Daito Trust Construction Co., Ltd.	625,712
8,600	Daiwa House Industry Co., Ltd.	251,728
17,200	Nomura Real Estate Holdings, Inc.	413,981
4,100	Sumitomo Realty & Development Co., Ltd.	144,634
		1,436,055
	Semiconductors & Semiconductor Equipment – 6.4%
3,400	Advantest Corp.	297,241
1,100	Disco Corp.	345,225
3,200	Lasertec Corp.	419,634
60,300	Renesas Electronics Corp. (a)	653,511
5,800	SUMCO Corp.	132,317
1,700	Tokyo Electron Ltd.	718,383
		2,566,311
	Software – 2.7%
6,400	Freee KK (a) (b)	543,328
27,400	Rakus Co., Ltd.	528,080
		1,071,408
	Technology Hardware, Storage & Peripherals – 1.7%
30,600	Brother Industries Ltd.	676,806
	Tobacco – 0.3%
6,200	Japan Tobacco, Inc.	118,988
	Trading Companies & Distributors – 5.0%
13,300	ITOCHU Corp.	430,861
20,700	Mitsubishi Corp.	585,152
20,800	Mitsui & Co., Ltd.	432,437
12,600	Toyota Tsusho Corp.	528,580
		1,977,030
	Wireless Telecommunication Services – 1.6%
21,200	KDDI Corp.	650,025
	Total Common Stocks	39,457,230
	(Cost $38,207,672)

First Trust Japan AlphaDEX® Fund (FJP)
Portfolio of Investments (Continued)
March 31, 2021 (Unaudited)
Shares	Description	Value
MONEY MARKET FUNDS – 2.0%
785,069	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.02% (c) (d)	$785,069
	(Cost $785,069)
	Total Investments – 100.9%	40,242,299
	(Cost $38,992,741) (e)
	Net Other Assets and Liabilities – (0.9)%	(371,533)
	Net Assets – 100.0%	$39,870,766

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $744,721 and the total value of the collateral held by the Fund is $785,069.
(c)	Rate shown reflects yield as of March 31, 2021.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $3,123,670 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $1,874,112. The net unrealized appreciation was $1,249,558.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2021 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 3/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 39,457,230	$ 39,457,230	$ —	$ —
Money Market Funds	785,069	785,069	—	—
Total Investments	$ 40,242,299	$ 40,242,299	$—	$—

*	See Portfolio of Investments for industry breakout.

Country Allocation†	% of Net Assets
Japan	98.9%
United States	2.0
Total Investments	100.9
Net Other Assets and Liabilities	(0.9)
Total	100.0%
† Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.

First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)
Portfolio of Investments
March 31, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 96.5%
	Australia – 4.8%
23,496	Afterpay Ltd. (b)	$1,811,408
173,132	AGL Energy Ltd.	1,268,998
153,047	ALS Ltd.	1,125,269
17,793	Domino’s Pizza Enterprises Ltd.	1,300,787
115,301	Fortescue Metals Group Ltd.	1,750,662
207,441	Harvey Norman Holdings Ltd.	902,829
49,921	JB Hi-Fi Ltd.	1,963,368
94,310	Mineral Resources Ltd.	2,723,493
134,148	OZ Minerals Ltd.	2,327,216
99,926	Washington H Soul Pattinson & Co., Ltd.	2,396,884
49,199	Worley Ltd.	392,002
		17,962,916
	Austria – 0.9%
36,819	OMV AG	1,867,865
65,919	Raiffeisen Bank International AG (b)	1,447,889
		3,315,754
	Belgium – 0.3%
8,238	Ageas S.A./N.V.	498,106
36,878	Proximus S.A.D.P.	802,661
		1,300,767
	Bermuda – 3.3%
6,443,775	China Youzan Ltd. (b)	2,105,348
714,205	Hopson Development Holdings Ltd.	2,572,354
565,757	Kerry Logistics Network Ltd.	1,695,648
527,725	Kerry Properties Ltd.	1,700,456
1,271,913	Man Wah Holdings Ltd.	2,637,378
1,074,351	Nine Dragons Paper Holdings Ltd.	1,572,673
		12,283,857
	Canada – 5.1%
12,720	Agnico Eagle Mines Ltd.	735,345
83,925	AltaGas Ltd.	1,398,416
155,653	B2Gold Corp.	670,075
24,055	Barrick Gold Corp.	477,195
31,971	BRP, Inc.	2,772,245
46,555	Empire Co., Ltd., Class A	1,451,440
75,794	First Quantum Minerals Ltd.	1,444,471
10,240	FirstService Corp.	1,519,988
47,821	Hydro One Ltd. (c) (d)	1,113,806
191,420	Kinross Gold Corp.	1,274,915
31,634	Lightspeed POS, Inc. (b)	1,989,365
22,335	Northland Power, Inc. (e)	809,548
21,015	Pan American Silver Corp.	630,433
331	Shopify, Inc., Class A (b)	365,433
110,593	Tourmaline Oil Corp.	2,105,025
7,272	West Fraser Timber Co., Ltd.	523,165
		19,280,865
Shares	Description	Value

	Cayman Islands – 2.7%
345,819	CK Asset Holdings Ltd.	$2,099,620
279,988	CK Hutchison Holdings Ltd.	2,231,160
1,864,518	Lee & Man Paper Manufacturing Ltd.	1,714,836
487,535	SITC International Holdings Co., Ltd.	1,652,480
1,662,283	WH Group Ltd. (c) (d)	1,347,086
335,131	Xinyi Glass Holdings Ltd.	1,094,960
		10,140,142
	Denmark – 2.3%
848	AP Moller - Maersk A.S., Class B	1,969,854
8,242	DSV Panalpina A.S.	1,617,021
13,338	GN Store Nord A.S.	1,050,092
12,181	Netcompany Group A.S. (c) (d)	1,159,867
1,752	Rockwool International A.S., Class B	738,556
10,377	Vestas Wind Systems A.S.	2,129,958
		8,665,348
	Finland – 1.3%
49,873	Fortum OYJ	1,331,143
6,832	Huhtamaki OYJ	308,938
65,269	Kesko OYJ, Class B (e)	1,996,188
3,841	Kone OYJ, Class B	313,773
42,943	Stora Enso OYJ, Class R	800,964
		4,751,006
	France – 4.4%
4,189	Atos SE (b)	326,776
9,272	BNP Paribas S.A. (b)	564,105
63,048	Carrefour S.A.	1,141,947
26,890	CNP Assurances (b)	511,165
38,435	Credit Agricole S.A. (b)	556,423
9,143	Iliad S.A.	1,738,036
129,304	Orange S.A.	1,592,924
20,826	Publicis Groupe S.A.	1,270,955
53,479	Rexel S.A. (b)	1,059,880
13,462	Sanofi	1,330,045
2,925	Sartorius Stedim Biotech	1,204,668
50,748	Societe Generale S.A. (b)	1,328,014
6,999	SOITEC (b)	1,430,607
6,354	Sopra Steria Group SACA (b)	1,061,815
54,511	Suez S.A.	1,154,486
1,090	Teleperformance	397,278
		16,669,124
	Germany – 9.0%
75,914	1&1 Drillisch AG	2,133,914
9,265	Bayerische Motoren Werke AG	961,232
6,644	Bechtle AG	1,245,848
10,578	Brenntag SE	903,071
68,492	Commerzbank AG (b)	419,916
6,239	Daimler AG	556,125
2,927	Delivery Hero SE (b) (c) (d)	379,290

First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)
Portfolio of Investments (Continued)
March 31, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Germany (Continued)
22,148	Deutsche Post AG	$1,213,457
64,974	Evonik Industries AG	2,298,041
3,019	Gerresheimer AG	299,870
21,956	HeidelbergCement AG	1,994,425
6,036	HelloFresh SE (b)	450,187
2,151	Hypoport SE (b)	1,140,160
48,775	Jungheinrich AG (Preference Shares)	2,345,136
15,697	KION Group AG	1,549,943
29,335	LANXESS AG	2,162,457
7,074	LEG Immobilien SE	930,443
22,568	Porsche Automobil Holding SE (Preference Shares)	2,393,010
44,901	RWE AG	1,759,744
1,639	Sartorius AG (Preference Shares)	817,258
22,314	TAG Immobilien AG	636,920
17,581	United Internet AG	705,110
7,192	Varta AG (b) (e)	1,058,474
6,270	Volkswagen AG (Preference Shares)	1,754,385
13,857	Wacker Chemie AG	1,971,950
17,971	Zalando SE (b) (c) (d)	1,762,679
		33,843,045
	Hong Kong – 0.6%
128,405	Techtronic Industries Co., Ltd.	2,196,764
	Ireland – 0.1%
3,710	Kingspan Group PLC	314,557
	Israel – 0.2%
578,817	Bezeq The Israeli Telecommunication Corp., Ltd. (b)	618,275
	Italy – 2.6%
694,802	A2A S.p.A.	1,264,561
74,977	Buzzi Unicem S.p.A	1,949,309
29,505	De’ Longhi S.p.A.	1,191,642
229,748	Leonardo S.p.A.	1,860,113
11,561	Prysmian S.p.A.	375,681
11,668	Reply S.p.A.	1,476,402
3,358,887	Telecom Italia S.p.A.	1,816,651
		9,934,359
	Japan – 23.0%
12,600	Aeon Co., Ltd.	375,411
23,200	AGC, Inc.	970,115
75,100	Air Water, Inc.	1,315,819
108,600	Amada Co., Ltd.	1,210,317
116,550	Asahi Kasei Corp.	1,341,549
21,400	Bridgestone Corp.	864,891
106,700	Brother Industries Ltd.	2,359,976
111,000	Chubu Electric Power Co., Inc.	1,428,539
107,800	Chugoku Electric Power (The) Co., Inc.	1,323,100
Shares	Description	Value

	Japan (Continued)
7,700	Cosmos Pharmaceutical Corp.	$1,200,984
66,000	CyberAgent, Inc.	1,187,970
50,100	Dai Nippon Printing Co., Ltd.	1,049,283
11,400	Daito Trust Construction Co., Ltd.	1,320,948
39,500	Daiwa House Industry Co., Ltd.	1,156,193
46,600	Fujitsu General Ltd.	1,298,361
5,000	Fujitsu Ltd.	722,511
103,000	Haseko Corp. (e)	1,440,930
52,300	Hino Motors Ltd.	449,669
9,100	Hitachi Construction Machinery Co., Ltd.	291,348
43,060	Honda Motor Co., Ltd.	1,290,731
83,700	Iida Group Holdings Co., Ltd.	2,022,860
26,500	ITOCHU Corp.	858,483
49,600	Japan Post Holdings Co., Ltd.	441,999
21,500	Japan Post Insurance Co., Ltd.	441,553
140,800	Kajima Corp.	1,997,713
139,400	Kansai Electric Power (The) Co., Inc.	1,508,252
66,900	KDDI Corp.	2,051,258
18,800	Kinden Corp.	320,054
36,530	Koei Tecmo Holdings Co., Ltd.	1,638,035
50,100	K’s Holdings Corp.	688,210
16,400	M3, Inc.	1,121,376
6,500	Makita Corp.	278,551
29,300	Mercari, Inc. (b)	1,328,390
42,400	Mitsubishi Corp.	1,198,573
36,500	Mitsubishi Gas Chemical Co., Inc.	894,658
219,800	Mitsubishi HC Capital, Inc.	1,326,046
85,400	Mitsubishi UFJ Financial Group, Inc.	456,367
59,100	Mitsui & Co., Ltd.	1,228,704
40,600	MonotaRO Co., Ltd.	1,097,823
23,200	NEC Corp.	1,366,123
29,700	NET One Systems Co., Ltd.	948,201
38,800	NGK Spark Plug Co., Ltd.	669,648
3,600	Nidec Corp.	436,812
23,800	Nihon M&A Center, Inc.	643,336
1,200	Nintendo Co., Ltd.	669,876
24,500	Nippo Corp.	668,232
82,000	Nippon Paint Holdings Co., Ltd.	1,181,215
66,116	Nippon Telegraph & Telephone Corp.	1,697,012
74,300	Nomura Holdings, Inc.	390,138
71,300	Nomura Real Estate Holdings, Inc.	1,716,094
186,100	Obayashi Corp.	1,705,952
221,200	Oji Holdings Corp.	1,430,383
37,400	Open House Co., Ltd.	1,594,292
108,900	ORIX Corp.	1,837,211
40,000	Panasonic Corp.	514,247
20,800	Persol Holdings Co., Ltd.	406,513
75,500	Rakus Co., Ltd.	1,455,110

First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)
Portfolio of Investments (Continued)
March 31, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Japan (Continued)
62,800	Rakuten Group, Inc.	$748,098
92,900	Renesas Electronics Corp. (b)	1,006,819
39,300	SBI Holdings, Inc.	1,064,800
18,800	Sekisui House Ltd.	403,082
65,200	SG Holdings Co., Ltd.	1,493,903
6,900	Shimamura Co., Ltd.	795,782
180,200	Shimizu Corp.	1,458,200
10,100	Square Enix Holdings Co., Ltd.	560,984
17,500	Subaru Corp.	348,341
4,800	Sugi Holdings Co., Ltd.	380,185
48,200	SUMCO Corp.	1,099,600
51,400	Sumitomo Dainippon Pharma Co., Ltd.	894,539
34,500	T&D Holdings, Inc.	444,317
66,500	Taiheiyo Cement Corp.	1,748,309
40,000	Taisei Corp.	1,542,560
101,000	Tohoku Electric Power Co., Inc.	953,217
123,000	Tokyo Electric Power Co., Holdings, Inc. (b)	409,907
120,200	Toppan Printing Co., Ltd.	2,030,020
148,300	Toray Industries, Inc.	954,290
62,580	Tosoh Corp.	1,197,060
12,100	Toyota Tsusho Corp.	507,604
7,200	Welcia Holdings Co., Ltd.	247,099
64,400	Yamato Holdings Co., Ltd.	1,765,220
254,200	Z Holdings Corp.	1,264,055
12,100	ZOZO, Inc.	357,345
		86,503,281
	Jersey – 0.5%
10,041	Ferguson PLC	1,199,870
8,365	Wizz Air Holdings PLC (b) (c) (d)	556,072
		1,755,942
	Luxembourg – 2.2%
334,714	Aroundtown S.A.	2,382,591
287,335	B&M European Value Retail S.A.	2,090,721
8,505	Eurofins Scientific SE (b)	812,966
13,979	Grand City Properties S.A.	350,158
42,710	RTL Group S.A. (b)	2,502,297
		8,138,733
	Netherlands – 2.0%
548	Adyen N.V. (b) (c) (d)	1,223,264
258,725	Aegon N.V.	1,228,798
5,373	Euronext N.V. (c) (d)	541,249
5,653	IMCD N.V.	785,569
11,415	Koninklijke Ahold Delhaize N.V.	317,926
11,951	Koninklijke Vopak N.V.	594,934
17,921	NN Group N.V.	876,155
36,375	Signify N.V. (b) (c) (d)	1,875,200
		7,443,095
Shares	Description	Value

	Norway – 0.5%
58,971	Adevinta ASA (b)	$868,037
22,861	Schibsted ASA, Class A (b)	959,541
		1,827,578
	Portugal – 0.0%
81,454	Banco Espirito Santo S.A. (b) (f) (g) (h)	0
	Singapore – 1.8%
678,600	CapitaLand Ltd.	1,896,771
2,744,600	Genting Singapore Ltd.	1,877,068
127,800	Jardine Cycle & Carriage Ltd.	2,138,550
47,800	Venture Corp Ltd.	712,807
		6,625,196
	South Korea – 14.0%
13,106	Alteogen, Inc. (i)	1,037,594
4,986	CJ CheilJedang Corp.	1,810,688
6,656	CJ Logistics Corp. (b)	1,076,252
13,917	E-MART, Inc.	2,102,767
42,048	Hana Financial Group, Inc.	1,590,152
62,515	Hankook Tire & Technology Co., Ltd.	2,709,398
27,328	Hanmi Science Co., Ltd.	1,400,507
63,781	Hanon Systems	994,685
52,564	Hanwha Solutions Corp. (b)	2,326,889
10,940	Hyundai Glovis Co., Ltd.	1,812,459
5,137	Hyundai Mobis Co., Ltd.	1,325,385
11,032	Hyundai Motor Co.	2,125,006
98,339	Industrial Bank of Korea	795,922
4,322	Kakao Corp.	1,901,795
20,977	KB Financial Group, Inc.	1,041,668
41,988	Kia Corp.	3,075,595
38,613	Korea Electric Power Corp.	789,831
4,184	Korea Zinc Co., Ltd.	1,510,196
68,645	KT Corp.	1,713,471
14,339	KT&G Corp.	1,031,318
3,011	LG Chem Ltd.	2,141,688
25,658	LG Display Co., Ltd. (b)	515,767
21,475	LG Electronics, Inc.	2,846,256
171,238	LG Uplus Corp.	1,853,471
2,657	NAVER Corp.	885,080
9,490	Netmarble Corp. (c) (d)	1,081,696
8,038	POSCO	2,272,728
4,795	POSCO Chemical Co., Ltd.	656,704
13,534	Samsung Electronics Co., Ltd.	973,420
2,726	Samsung SDI Co., Ltd.	1,589,715
7,562	Seegene, Inc.	869,287
6,227	Shin Poong Pharmaceutical Co., Ltd.	468,229
42,809	Shinhan Financial Group Co., Ltd.	1,416,565
9,377	SK Hynix, Inc.	1,097,815
4,964	SK Telecom Co., Ltd.	1,206,185

First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)
Portfolio of Investments (Continued)
March 31, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	South Korea (Continued)
45,903	Woori Financial Group, Inc.	$409,649
		52,455,833
	Spain – 0.6%
62,188	Siemens Gamesa Renewable Energy S.A.	2,406,620
	Sweden – 5.1%
102,519	AddTech AB, Class B	1,526,026
59,379	AF Poyry AB (b)	1,756,870
33,904	Boliden AB	1,257,796
5,067	Evolution Gaming Group AB (c) (d)	746,115
96,994	Fabege AB	1,307,736
45,256	Holmen AB, Class B	1,986,746
61,063	Husqvarna AB, Class B	879,575
75,227	Indutrade AB (i)	1,736,515
25,674	Investor AB, Class B	2,047,229
41,328	Kinnevik AB, Class B	2,009,271
4,334	Lifco AB, Class B	402,957
13,042	Nibe Industrier AB, Class B	404,396
122,474	Svenska Cellulosa AB SCA, Class B (b)	2,167,340
54,494	Sweco AB, Class B	889,780
		19,118,352
	Switzerland – 1.8%
6,366	ALSO Holding AG	1,825,304
3,161	Bachem Holding AG, Class B	1,354,499
3,166	BKW AG	344,353
66,942	Credit Suisse Group AG	701,327
4,816	DKSH Holding AG	369,678
8,633	Logitech International S.A.	905,545
2,734	Sika AG	781,019
1,348	Tecan Group AG	598,160
		6,879,885
	United Kingdom – 7.4%
25,291	ASOS PLC (b)	1,929,494
55,401	Bellway PLC	2,599,069
18,757	British American Tobacco PLC	717,312
1,323,920	BT Group PLC (b)	2,825,342
31,172	Bunzl PLC	998,280
55,049	Computacenter PLC	1,798,606
11,830	Diploma PLC	415,549
96,694	Direct Line Insurance Group PLC	417,636
88,393	DS Smith PLC (b)	496,818
55,940	Dunelm Group PLC	1,001,774
65,287	Fresnillo PLC	777,820
5,113	Games Workshop Group PLC	702,411
729,677	Investec PLC	2,205,005
385,233	ITV PLC (b)	638,095
136,420	J Sainsbury PLC	456,066
96,551	JD Sports Fashion PLC (b)	1,097,586
Shares	Description	Value

	United Kingdom (Continued)
11,052	Johnson Matthey PLC	$459,069
438,986	Kingfisher PLC (b)	1,926,307
15,889	Mondi PLC	405,235
37,973	Ocado Group PLC (b)	1,065,314
94,863	Pearson PLC	1,009,084
10,689	Spectris PLC	490,262
39,160	Tate & Lyle PLC	414,180
960,791	Taylor Wimpey PLC (b)	2,390,144
311,646	Wm Morrison Supermarkets PLC	783,869
		28,020,327
	Total Common Stocks	362,451,621
	(Cost $294,475,445)
REAL ESTATE INVESTMENT TRUSTS (a) – 2.3%
	Australia – 0.4%
37,800	Charter Hall Group	369,798
158,556	Dexus	1,174,204
		1,544,002
	Canada – 1.1%
62,739	Allied Properties Real Estate Investment Trust	2,028,895
48,422	Canadian Apartment Properties REIT (e)	2,075,284
		4,104,179
	France – 0.4%
10,193	Gecina S.A.	1,403,321
	Spain – 0.4%
122,120	Inmobiliaria Colonial Socimi S.A.	1,182,200
40,307	Merlin Properties Socimi S.A.	412,177
		1,594,377
	Total Real Estate Investment Trusts	8,645,879
	(Cost $7,580,873)
MONEY MARKET FUNDS – 1.4%
5,175,262	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.03% (j) (k)	5,175,262
	(Cost $5,175,262)
	Total Investments – 100.2%	376,272,762
	(Cost $307,231,580) (l)
	Net Other Assets and Liabilities – (0.2)%	(726,441)
	Net Assets – 100.0%	$375,546,321

First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)
Portfolio of Investments (Continued)
March 31, 2021 (Unaudited)

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	Non-income producing security.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(d)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(e)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $4,814,125 and the total value of the collateral held by the Fund is $5,175,262.
(f)	This issuer has filed for protection in bankruptcy court.
(g)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(h)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs in the Additional Information section).
(i)	Non-income producing security that makes payment-in-kind (“PIK”) distributions. For the fiscal year-to-date period (January 1, 2021 through March 31, 2021), the Fund received 4,386 PIK shares of Alteogen, Inc and 0 PIK shares of Indutrade AB.
(j)	Rate shown reflects yield as of March 31, 2021.
(k)	This security serves as collateral for securities on loan.
(l)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $76,835,423 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $7,794,241. The net unrealized appreciation was $69,041,182.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2021 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 3/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Portugal	$ —	$ —	$ —	$ —**
Other Country Categories*	362,451,621	362,451,621	—	—
Real Estate Investment Trusts*	8,645,879	8,645,879	—	—
Money Market Funds	5,175,262	5,175,262	—	—
Total Investments	$ 376,272,762	$ 376,272,762	$—	$—**

*	See Portfolio of Investments for country breakout.
**	Investment is valued at $0.
Level 3 Common Stocks are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. The Level 3 Common Stocks values are based on unobservable and non-quantitative inputs.
Sector Allocation	% of Total Long-Term Investments
Industrials	18.8%
Consumer Discretionary	18.0
Materials	14.7
Communication Services	10.0
Information Technology	8.9
Real Estate	7.6
Financials	7.6
Utilities	4.5
Consumer Staples	4.3
Health Care	3.6
Energy	2.0
Total	100.0%

First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)
Portfolio of Investments (Continued)
March 31, 2021 (Unaudited)
Currency Exposure Diversification	% of Total Investments
Euro	23.6%
Japanese Yen	23.0
South Korean Won	13.9
British Pound Sterling	8.5
Hong Kong Dollar	6.5
Canadian Dollar	6.2
Australian Dollar	5.2
Swedish Krona	5.1
Danish Krone	2.3
Swiss Franc	1.8
Singapore Dollar	1.8
United States Dollar	1.4
Norwegian Krone	0.5
Israeli Shekel	0.2
Total	100.0%

First Trust Emerging Markets AlphaDEX® Fund (FEM)
Portfolio of Investments
March 31, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 99.8%
	Bermuda – 3.1%
4,931,546	Brilliance China Automotive Holdings Ltd. (b)	$4,630,798
5,645,575	Kunlun Energy Co., Ltd.	5,933,079
2,919,558	Shenzhen International Holdings Ltd.	4,889,652
		15,453,529
	Brazil – 6.6%
688,000	Centrais Eletricas Brasileiras S.A.	4,188,884
948,192	Cia Siderurgica Nacional S.A.	6,384,564
250,726	Gerdau S.A. (Preference Shares)	1,346,138
1,777,855	Itausa S.A. (Preference Shares)	3,259,656
92,030	Localiza Rent a Car S.A.	976,602
935,427	Magazine Luiza S.A.	3,363,692
305,993	Natura & Co. Holding S.A. (c)	2,617,058
614,256	Neoenergia S.A.	1,817,019
228,978	Suzano S.A. (c)	2,788,669
240,219	Telefonica Brasil S.A.	1,887,644
399,318	TIM S.A.	898,858
238,129	WEG S.A.	3,154,379
		32,683,163
	Cayman Islands – 16.0%
2,125,541	Agile Group Holdings Ltd.	3,483,283
399,610	China Conch Venture Holdings Ltd.	1,878,770
7,422,973	China Hongqiao Group Ltd.	9,911,174
2,060,105	China Lesso Group Holdings Ltd.	4,430,732
247,399	China Literature Ltd. (c) (d) (e) (f)	2,448,818
1,207,586	China Meidong Auto Holdings Ltd.	5,599,809
5,679,645	China State Construction International Holdings Ltd.	3,894,021
575,771	Country Garden Services Holdings Co., Ltd.	5,836,142
2,977,977	Greentown China Holdings Ltd.	3,845,961
741,904	Kingsoft Corp., Ltd.	4,924,332
2,020,740	KWG Group Holdings Ltd.	3,457,100
329,780	Longfor Group Holdings Ltd. (e) (f)	2,184,648
88,962	Meituan, Class B (c) (e) (f)	3,412,417
34,982	StoneCo Ltd., Class A (c)	2,141,598
342,182	WuXi Biologics Cayman, Inc. (c) (e) (f)	4,284,923
2,335,975	Xinyi Solar Holdings Ltd.	3,840,157
3,177,519	Yadea Group Holdings Ltd. (e) (f)	7,054,704
237,625	Yihai International Holding Ltd.	2,460,582
593,021	Zhongsheng Group Holdings Ltd.	4,180,233
		79,269,404
Shares	Description	Value

	Chile – 0.5%
14,292,436	Enel Americas S.A.	$2,382,618
	China – 27.0%
269,057	Anhui Conch Cement Co., Ltd., Class H	1,749,506
6,503,474	AviChina Industry & Technology Co., Ltd., Class H	4,358,459
6,828,863	BAIC Motor Corp., Ltd., Class H (e) (f)	2,187,246
177,421	BYD Co., Ltd., Class H	3,763,358
11,382,243	China Coal Energy Co., Ltd., Class H	5,241,562
803,036	China International Capital Corp., Ltd., Class H (c) (e) (f)	1,946,103
5,925,870	China Longyuan Power Group Corp., Ltd., Class H	8,049,445
5,234,312	China Molybdenum Co., Ltd., Class H	3,171,249
2,198,689	China National Building Material Co., Ltd., Class H	3,173,266
5,910,060	China Railway Group Ltd., Class H	3,124,522
20,198,639	China Reinsurance Group Corp.	2,156,503
2,063,595	China Shenhua Energy Co., Ltd., Class H	4,252,427
8,963,758	COSCO SHIPPING Energy Transportation Co., Ltd., Class H	3,931,827
9,460,023	COSCO SHIPPING Holdings Co., Ltd., Class H (c)	12,168,641
1,322,917	CSC Financial Co., Ltd. (e) (f)	1,735,732
6,224,382	Dongfang Electric Corp., Ltd.	5,740,706
7,452,852	Dongfeng Motor Group Co., Ltd., Class H	6,921,649
1,744,726	Flat Glass Group Co., Ltd., Class H (d)	5,285,280
2,188,501	Great Wall Motor Co., Ltd., Class H	6,066,580
2,879,636	Guangzhou R&F Properties Co., Ltd., Class H	3,800,448
1,930,358	Hebei Construction Group Corp Ltd., Class H (d)	645,596
7,206,401	Huadian Power International Corp., Ltd., Class H	2,224,741
408,100	Huaxin Cement Co., Ltd., Class B	881,088
2,487,216	Jiangxi Copper Co., Ltd., Class H	4,754,252
5,320,915	PICC Property & Casualty Co., Ltd., Class H	4,613,134
1,503,331	Shandong Gold Mining Co., Ltd., Class H (e) (f)	2,819,435
789,578	Shanghai Baosight Software Co., Ltd., Class B	2,755,627
11,628,209	Sinotrans Ltd., Class H	4,307,797

First Trust Emerging Markets AlphaDEX® Fund (FEM)
Portfolio of Investments (Continued)
March 31, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	China (Continued)
6,223,573	Yanzhou Coal Mining Co., Ltd., Class H	$7,365,080
7,316,903	Zijin Mining Group Co., Ltd., Class H	8,997,774
3,855,088	Zoomlion Heavy Industry Science and Technology Co., Ltd., Class H	5,504,364
		133,693,397
	Czech Republic – 0.2%
48,913	CEZ A.S.	1,208,741
	Hong Kong – 6.4%
1,541,977	Beijing Enterprises Holdings Ltd.	5,444,652
920,660	BYD Electronic International Co., Ltd. (d)	5,376,566
6,518,587	China Everbright Environment Group Ltd.	4,410,513
2,730,199	China Merchants Port Holdings Co., Ltd.	4,186,205
1,848,018	China Overseas Land & Investment Ltd.	4,801,837
4,192,937	China Resources Power Holdings Co., Ltd.	5,566,060
722,192	Sinotruk Hong Kong Ltd.	2,164,505
		31,950,338
	India – 2.7%
85,701	Aurobindo Pharma Ltd.	1,033,025
88,117	Cipla Ltd. (c)	982,362
26,312	Dr. Reddy’s Laboratories Ltd.	1,625,207
252,325	HCL Technologies Ltd.	3,391,252
389,527	Hindalco Industries Ltd.	1,741,354
512,103	Tata Motors Ltd. (c)	2,113,866
135,741	UPL Ltd.	1,191,641
217,712	Wipro Ltd.	1,233,221
		13,311,928
	Indonesia – 1.9%
9,261,215	Astra International Tbk PT	3,363,367
1,375,114	Gudang Garam Tbk PT (c)	3,424,768
1,811,621	United Tractors Tbk PT	2,759,526
		9,547,661
	Malaysia – 1.5%
474,100	Hartalega Holdings Bhd	1,021,033
1,685,900	Kossan Rubber Industries	1,325,463
1,543,900	Sime Darby Bhd	893,612
2,333,606	Supermax Corp. Bhd	2,144,227
1,852,900	Top Glove Corp. Bhd	2,019,802
		7,404,137
	Mexico – 1.0%
2,437,377	Cemex S.A.B. de C.V., Series CPO (c)	1,713,599
Shares	Description	Value

	Mexico (Continued)
324,927	El Puerto de Liverpool S.A.B. de C.V.	$1,143,949
57,170	Industrias Penoles S.A.B. de C.V. (c)	737,830
306,546	Infraestructura Energetica Nova S.A.B. de C.V. (c)	1,184,820
		4,780,198
	Netherlands – 0.2%
25,008	X5 Retail Group N.V., GDR (e)	806,258
	Poland – 3.1%
15,698	Dino Polska S.A. (c) (e) (f)	1,035,173
60,636	KGHM Polska Miedz S.A. (c)	2,918,335
390,106	Polski Koncern Naftowy ORLEN S.A.	6,264,360
3,543,255	Polskie Gornictwo Naftowe i Gazownictwo S.A.	5,392,124
		15,609,992
	Russia – 4.7%
1,818,622,927	Federal Grid Co. Unified Energy System PJSC	5,219,431
51,193,751	Inter RAO UES PJSC	3,473,402
72,234	Magnit PJSC	5,095,836
490,529	Moscow Exchange MICEX-RTS PJSC	1,127,549
13,256	Polyus PJSC	2,451,773
94,447,819	RusHydro PJSC	1,017,178
621,633	Tatneft PJSC	4,915,677
		23,300,846
	Singapore – 0.8%
408,189	BOC Aviation Ltd. (e) (f)	3,953,722
	South Africa – 7.8%
241,294	Discovery Ltd. (c)	2,167,396
303,682	Gold Fields Ltd.	2,829,222
519,393	Harmony Gold Mining Co., Ltd. (c)	2,202,846
530,453	Impala Platinum Holdings Ltd.	9,837,459
1,099,600	MTN Group Ltd.	6,470,207
453,270	Northam Platinum Ltd. (c)	7,903,972
1,665,900	Sibanye Stillwater Ltd.	7,336,280
		38,747,382
	Taiwan – 10.2%
905,290	ASE Technology Holding Co., Ltd.	3,410,741
645,703	Asia Cement Corp.	1,081,716
211,416	Asustek Computer, Inc.	2,760,048
2,392,550	AU Optronics Corp. (c)	1,765,085
442,916	Catcher Technology Co., Ltd.	3,283,102
1,059,154	Far Eastern New Century Corp.	1,121,034
346,208	Hon Hai Precision Industry Co., Ltd.	1,504,566

First Trust Emerging Markets AlphaDEX® Fund (FEM)
Portfolio of Investments (Continued)
March 31, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Taiwan (Continued)
805,913	Micro-Star International Co., Ltd.	$4,914,620
114,347	momo.com, Inc.	3,967,460
100,929	Novatek Microelectronics Corp.	2,033,932
1,260,033	Pegatron Corp.	3,272,297
290,869	Realtek Semiconductor Corp.	5,035,898
647,265	Taiwan Cement Corp.	1,061,648
61,882	Taiwan Semiconductor Manufacturing Co., Ltd.	1,273,078
1,800,848	Unimicron Technology Corp.	5,774,983
4,692,926	United Microelectronics Corp.	8,256,576
		50,516,784
	Thailand – 2.0%
187,300	Delta Electronics Thailand PCL	1,738,144
3,312,400	Krung Thai Bank PCL	1,293,161
1,855,700	PTT Exploration & Production PCL	6,769,594
		9,800,899
	Turkey – 3.9%
2,768,211	Akbank T.A.S.	1,572,304
1,106,855	Aselsan Elektronik Sanayi Ve Ticaret A.S.	2,003,994
204,830	BIM Birlesik Magazalar A.S.	1,751,309
2,025,041	Enka Insaat ve Sanayi A.S.	1,942,333
162,929	Ford Otomotiv Sanayi A.S.	3,814,124
971,796	KOC Holding A.S.	2,284,364
1,406,867	Turkcell Iletisim Hizmetleri A.S.	2,550,583
2,007,924	Turkiye Garanti Bankasi A.S. (c)	1,626,814
2,664,717	Turkiye Is Bankasi A.S., Class C (c)	1,555,474
		19,101,299
	Virgin Islands (British) – 0.2%
33,772	Mail.Ru Group Ltd., GDR (c) (e)	773,379
	Total Common Stocks	494,295,675
	(Cost $412,403,586)
MONEY MARKET FUNDS – 1.3%
6,691,900	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.02% (g) (h)	6,691,900
	(Cost $6,691,900)
	Total Investments – 101.1%	500,987,575
	(Cost $419,095,486) (i)
	Net Other Assets and Liabilities – (1.1)%	(5,601,429)
	Net Assets – 100.0%	$495,386,146

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940, as amended. At March 31, 2021, securities noted as such are valued at $4,630,798 or 0.9% of net assets.
(c)	Non-income producing security.
(d)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $6,357,858 and the total value of the collateral held by the Fund is $6,691,900.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(f)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(g)	Rate shown reflects yield as of March 31, 2021.
(h)	This security serves as collateral for securities on loan.
(i)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $109,843,944 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $27,951,855. The net unrealized appreciation was $81,892,089.

GDR	Global Depositary Receipt

First Trust Emerging Markets AlphaDEX® Fund (FEM)
Portfolio of Investments (Continued)
March 31, 2021 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2021 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 3/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Bermuda	$ 15,453,529	$ 10,822,731	$ 4,630,798	$ —
Thailand	9,800,899	—	9,800,899	—
Other Country Categories*	469,041,247	469,041,247	—	—
Money Market Funds	6,691,900	6,691,900	—	—
Total Investments	$ 500,987,575	$ 486,555,878	$ 14,431,697	$—

*	See Portfolio of Investments for country breakout.

Sector Allocation	% of Total Long-Term Investments
Materials	18.0%
Industrials	17.0
Information Technology	15.0
Consumer Discretionary	12.4
Utilities	9.6
Energy	9.5
Financials	4.7
Real Estate	4.4
Consumer Staples	3.5
Communication Services	3.0
Health Care	2.9
Total	100.0%

Currency Exposure Diversification	% of Total Investments
Hong Kong Dollar	51.6%
New Taiwan Dollar	10.1
South African Rand	7.7
Brazilian Real	6.5
Russian Ruble	4.6
Turkish Lira	3.8
Polish Zloty	3.1
United States Dollar	2.8
Indian Rupee	2.7
Thai Baht	2.0
Indonesian Rupiah	1.9
Malaysian Ringgit	1.5
Mexican Peso	1.0
Chilean Peso	0.5
Czech Republic Koruna	0.2
Total	100.0%

First Trust Germany AlphaDEX® Fund (FGM)
Portfolio of Investments
March 31, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.9%
	Air Freight & Logistics – 0.9%
16,843	Deutsche Post AG	$922,803
	Auto Components – 2.8%
16,878	Continental AG	2,230,652
12,895	Hella GmbH & Co., KGaA (a)	723,132
		2,953,784
	Automobiles – 18.7%
37,777	Bayerische Motoren Werke AG	3,919,317
47,216	Daimler AG	4,208,689
60,475	Porsche Automobil Holding SE (Preference Shares)	6,412,499
17,902	Volkswagen AG (Preference Shares)	5,009,091
		19,549,596
	Banks – 1.5%
259,078	Commerzbank AG (a)	1,588,375
	Capital Markets – 0.9%
76,227	Deutsche Bank AG (a)	910,720
	Chemicals – 10.4%
27,027	Covestro AG (b) (c)	1,817,366
25,568	Evonik Industries AG	904,305
54,346	LANXESS AG	4,006,166
29,214	Wacker Chemie AG	4,157,361
		10,885,198
	Construction Materials – 4.9%
55,713	HeidelbergCement AG	5,060,821
	Diversified Telecommunication Services – 4.9%
45,614	Deutsche Telekom AG	918,450
605,013	Telefonica Deutschland Holding AG	1,773,747
59,438	United Internet AG	2,383,840
		5,076,037
	Health Care Providers & Services – 4.5%
20,004	Fresenius Medical Care AG & Co., KGaA	1,471,329
72,109	Fresenius SE & Co., KGaA	3,211,673
		4,683,002
	Independent Power & Renewable Electricity Producers – 0.8%
24,156	Uniper SE	874,761
	Insurance – 0.8%
3,399	Allianz SE	865,163
Shares	Description	Value

	Internet & Direct Marketing Retail – 10.0%
21,485	Delivery Hero SE (a) (b) (c)	$2,784,098
53,968	HelloFresh SE (a)	4,025,134
37,456	Zalando SE (a) (b) (c)	3,673,858
		10,483,090
	IT Services – 0.7%
3,824	Bechtle AG	717,056
	Life Sciences Tools & Services – 2.3%
67,584	Evotec SE (a) (d)	2,436,322
	Machinery – 4.3%
93,190	Jungheinrich AG (Preference Shares)	4,480,640
	Media – 1.9%
34,331	RTL Group S.A. (a)	2,011,388
	Multi-Utilities – 2.2%
59,197	RWE AG	2,320,027
	Pharmaceuticals – 3.2%
19,442	Merck KGaA	3,324,187
	Real Estate Management & Development – 11.5%
222,926	Aroundtown S.A.	1,586,852
31,227	Deutsche Wohnen SE	1,456,740
97,636	Grand City Properties S.A.	2,445,672
21,475	LEG Immobilien SE	2,824,607
79,014	TAG Immobilien AG	2,255,337
22,830	Vonovia SE	1,491,242
		12,060,450
	Semiconductors & Semiconductor Equipment – 3.5%
86,926	Infineon Technologies AG	3,685,573
	Textiles, Apparel & Luxury Goods – 2.1%
22,177	Puma SE (a)	2,172,622
	Trading Companies & Distributors – 2.6%
32,309	Brenntag AG	2,758,302
	Wireless Telecommunication Services – 4.5%
166,867	1&1 Drillisch AG	4,690,568
	Total Common Stocks	104,510,485
	(Cost $93,436,629)

First Trust Germany AlphaDEX® Fund (FGM)
Portfolio of Investments (Continued)
March 31, 2021 (Unaudited)
Shares	Description	Value
MONEY MARKET FUNDS – 2.2%
2,316,180	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.02% (e) (f)	$2,316,180
	(Cost $2,316,180)
	Total Investments – 102.1%	106,826,665
	(Cost $95,752,809) (g)
	Net Other Assets and Liabilities – (2.1)%	(2,240,507)
	Net Assets – 100.0%	$104,586,158

(a)	Non-income producing security.
(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(c)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(d)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $2,194,362 and the total value of the collateral held by the Fund is $2,316,180.
(e)	Rate shown reflects yield as of March 31, 2021.
(f)	This security serves as collateral for securities on loan.
(g)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $13,512,422 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $2,438,566. The net unrealized appreciation was $11,073,856.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2021 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 3/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 104,510,485	$ 104,510,485	$ —	$ —
Money Market Funds	2,316,180	2,316,180	—	—
Total Investments	$ 106,826,665	$ 106,826,665	$—	$—

*	See Portfolio of Investments for industry breakout.

Country Allocation†	% of Net Assets
Germany	94.1%
Luxembourg	5.8
United States	2.2
Total Investments	102.1
Net Other Assets and Liabilities	(2.1)
Total	100.0%
† Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.

First Trust United Kingdom AlphaDEX® Fund (FKU)
Portfolio of Investments
March 31, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 98.7%
	Aerospace & Defense – 2.1%
24,906	BAE Systems PLC	$173,394
39,145	Meggitt PLC (a)	257,630
		431,024
	Air Freight & Logistics – 3.0%
90,124	Royal Mail PLC (a)	626,940
	Airlines – 0.9%
2,667	Wizz Air Holdings PLC (a) (b) (c)	177,292
	Banks – 6.6%
165,994	Barclays PLC	425,458
501,125	Lloyds Banking Group PLC (a)	293,853
108,923	Natwest Group PLC	294,692
52,260	Standard Chartered PLC	359,868
		1,373,871
	Beverages – 0.4%
2,561	Coca-Cola HBC AG	81,557
	Biotechnology – 0.4%
3,927	Abcam PLC (a)	75,305
	Capital Markets – 5.2%
15,769	3i Group PLC	250,761
28,246	IG Group Holdings PLC	350,849
162,493	Investec PLC	491,036
		1,092,646
	Chemicals – 1.0%
5,020	Johnson Matthey PLC	208,517
	Containers & Packaging – 1.3%
48,748	DS Smith PLC (a)	273,991
	Diversified Financial Services – 1.7%
123,001	M&G PLC	351,686
	Diversified Telecommunication Services – 2.4%
230,132	BT Group PLC (a)	491,118
	Electric Utilities – 0.4%
4,058	SSE PLC	81,398
	Electronic Equipment, Instruments & Components – 2.4%
10,800	Spectris PLC	495,353
	Food & Staples Retailing – 4.2%
80,980	J Sainsbury PLC	270,725
52,687	Tesco PLC	166,223
171,610	Wm Morrison Supermarkets PLC	431,643
		868,591
Shares	Description	Value

	Food Products – 3.6%
8,066	Associated British Foods PLC (a)	$268,543
45,129	Tate & Lyle PLC	477,312
		745,855
	Hotels, Restaurants & Leisure – 2.6%
21,480	Entain PLC (a)	449,515
403	Flutter Entertainment PLC (d)	86,627
		536,142
	Household Durables – 3.9%
9,085	Barratt Developments PLC (a)	93,534
2,060	Bellway PLC	96,642
1,284	Berkeley Group Holdings PLC	78,576
6,600	Persimmon PLC	267,503
110,139	Taylor Wimpey PLC	273,991
		810,246
	Industrial Conglomerates – 2.1%
2,351	DCC PLC	203,864
68,374	Melrose Industries PLC (a)	157,321
4,046	Smiths Group PLC	85,759
		446,944
	Insurance – 6.7%
4,189	Admiral Group PLC	179,081
74,871	Aviva PLC	421,332
76,326	Direct Line Insurance Group PLC	329,664
45,733	Legal & General Group PLC	175,966
13,557	Prudential PLC	287,915
		1,393,958
	Internet & Direct Marketing Retail – 2.3%
6,363	ASOS PLC (a)	485,444
	Leisure Products – 1.1%
1,630	Games Workshop Group PLC	223,925
	Machinery – 2.3%
5,225	IMI PLC	96,091
15,298	Weir Group (The) PLC (a)	374,766
		470,857
	Media – 3.2%
170,983	ITV PLC (a)	283,214
35,785	Pearson PLC	380,655
		663,869
	Metals & Mining – 11.3%
10,042	Anglo American PLC	393,513
16,902	Antofagasta PLC	393,788
3,162	BHP Group PLC	91,302
64,536	Evraz PLC	514,243

First Trust United Kingdom AlphaDEX® Fund (FKU)
Portfolio of Investments (Continued)
March 31, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Metals & Mining (Continued)
10,778	Fresnillo PLC	$128,408
130,622	Glencore PLC (a)	511,864
3,614	Polymetal International PLC	70,723
3,373	Rio Tinto PLC	258,076
		2,361,917
	Multiline Retail – 2.6%
61,184	B&M European Value Retail S.A.	445,190
859	Next PLC (a)	93,151
		538,341
	Multi-Utilities – 0.8%
14,074	National Grid PLC	167,637
	Paper & Forest Products – 2.2%
17,700	Mondi PLC	451,423
	Pharmaceuticals – 1.5%
9,072	GlaxoSmithKline PLC	161,086
4,835	Hikma Pharmaceuticals PLC	151,707
		312,793
	Real Estate Management & Development – 0.4%
17,736	IWG PLC (a)	83,280
	Software – 0.4%
10,459	Sage Group (The) PLC	88,358
	Specialty Retail – 3.4%
28,312	JD Sports Fashion PLC (a)	321,849
90,044	Kingfisher PLC (a)	395,121
		716,970
	Tobacco – 3.2%
11,239	British American Tobacco PLC	429,806
11,893	Imperial Brands PLC	244,624
		674,430
	Trading Companies & Distributors – 8.4%
7,082	Ashtead Group PLC	422,456
4,983	Bunzl PLC	159,580
20,978	Electrocomponents PLC	287,178
3,426	Ferguson PLC	409,397
8,827	Howden Joinery Group PLC (a)	89,198
18,076	Travis Perkins PLC (a)	384,135
		1,751,944
	Transportation Infrastructure – 1.7%
62,915	Signature Aviation PLC (a)	350,668
	Water Utilities – 0.8%
12,815	Pennon Group PLC	172,251
Shares	Description	Value

	Wireless Telecommunication Services – 2.2%
251,654	Vodafone Group PLC	$457,532
	Total Common Stocks	20,534,073
	(Cost $16,667,818)
REAL ESTATE INVESTMENT TRUSTS – 0.8%
	Equity Real Estate Investment Trusts – 0.8%
12,847	Segro PLC	166,057
	(Cost $93,871)
	Total Investments – 99.5%	20,700,130
	(Cost $16,761,689) (e)
	Net Other Assets and Liabilities – 0.5%	108,441
	Net Assets – 100.0%	$20,808,571

(a)	Non-income producing security.
(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(c)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(d)	Non-income producing security which makes payment-in-kind (“PIK”) distributions. There were no in-kind distributions received for the fiscal year-to-date period (January 1, 2021 through March 31, 2021).
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $4,070,949 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $132,508. The net unrealized appreciation was $3,938,441.

First Trust United Kingdom AlphaDEX® Fund (FKU)
Portfolio of Investments (Continued)
March 31, 2021 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2021 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 3/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 20,534,073	$ 20,534,073	$ —	$ —
Real Estate Investment Trusts*	166,057	166,057	—	—
Total Investments	$ 20,700,130	$ 20,700,130	$—	$—

*	See Portfolio of Investments for industry breakout.

Country Allocation†	% of Net Assets
United Kingdom	87.4%
Jersey	6.0
Isle Of Man (U.K.)	2.2
Luxembourg	2.1
Ireland	1.4
Switzerland	0.4
Total Investments	99.5
Net Other Assets and Liabilities	0.5
Total	100.0%
† Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.

First Trust India NIFTY 50 Equal Weight ETF (NFTY)
Portfolio of Investments
March 31, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.9%
	Automobiles – 11.8%
2,541	Bajaj Auto Ltd. (a)	$127,568
3,448	Eicher Motors Ltd. (a)	122,801
3,025	Hero MotoCorp Ltd.	120,547
11,239	Mahindra & Mahindra Ltd.	122,245
1,311	Maruti Suzuki India Ltd.	122,992
31,161	Tata Motors Ltd. (a)	128,627
		744,780
	Banks – 11.9%
12,810	Axis Bank Ltd. (a)	122,198
6,081	HDFC Bank Ltd. (a)	124,229
15,568	ICICI Bank Ltd. (a)	123,946
9,290	IndusInd Bank Ltd. (a)	121,275
5,047	Kotak Mahindra Bank Ltd. (a)	121,009
25,051	State Bank of India (a)	124,820
75,422	YES Bank Ltd. Lock-In (a) (b) (c)	16,092
		753,569
	Chemicals – 4.1%
3,704	Asian Paints Ltd.	128,547
14,939	UPL Ltd.	131,146
		259,693
	Construction & Engineering – 2.0%
6,490	Larsen & Toubro Ltd.	125,950
	Construction Materials – 6.1%
6,482	Grasim Industries Ltd.	128,601
323	Shree Cement Ltd. (a)	130,171
1,335	UltraTech Cement Ltd.	123,030
		381,802
	Consumer Finance – 1.9%
1,737	Bajaj Finance Ltd. (a)	122,348
	Electric Utilities – 1.9%
41,119	Power Grid Corp. of India Ltd.	121,281
	Food Products – 6.1%
2,584	Britannia Industries Ltd.	128,117
550	Nestle India Ltd.	129,125
14,472	Tata Consumer Products Ltd.	126,463
		383,705
	Household Products – 2.1%
3,978	Hindustan Unilever Ltd.	132,294
	Independent Power & Renewable Electricity Producers – 2.0%
86,390	NTPC Ltd.	125,898
	Insurance – 6.0%
982	Bajaj Finserv Ltd. (a)	129,860
Shares	Description	Value

	Insurance (Continued)
13,341	HDFC Life Insurance Co., Ltd. (a) (d) (e)	$127,035
10,298	SBI Life Insurance Co., Ltd. (a) (d) (e)	124,067
		380,962
	IT Services – 9.9%
9,297	HCL Technologies Ltd.	124,952
6,671	Infosys Ltd.	124,823
2,903	Tata Consultancy Services Ltd.	126,177
9,186	Tech Mahindra Ltd.	124,566
22,265	Wipro Ltd.	126,119
		626,637
	Life Sciences Tools & Services – 2.0%
2,579	Divi’s Laboratories Ltd. (a)	127,790
	Metals & Mining – 6.2%
28,338	Hindalco Industries Ltd.	126,683
20,315	JSW Steel Ltd.	130,161
12,305	Tata Steel Ltd.	136,634
		393,478
	Oil, Gas & Consumable Fuels – 9.8%
21,239	Bharat Petroleum Corp., Ltd.	124,316
69,463	Coal India Ltd.	123,842
97,889	Indian Oil Corp., Ltd.	122,974
87,237	Oil & Natural Gas Corp., Ltd.	121,882
4,468	Reliance Industries Ltd.	122,410
		615,424
	Pharmaceuticals – 6.0%
11,303	Cipla Ltd. (a)	126,010
2,031	Dr. Reddy’s Laboratories Ltd.	125,448
15,455	Sun Pharmaceutical Industries Ltd.	126,365
		377,823
	Textiles, Apparel & Luxury Goods – 2.1%
6,133	Titan Co., Ltd.	130,694
	Thrifts & Mortgage Finance – 2.0%
3,601	Housing Development Finance Corp., Ltd.	123,036
	Tobacco – 2.0%
42,052	ITC Ltd.	125,672
	Transportation Infrastructure – 2.0%
12,929	Adani Ports & Special Economic Zone Ltd. (a)	124,208

First Trust India NIFTY 50 Equal Weight ETF (NFTY)
Portfolio of Investments (Continued)
March 31, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Wireless Telecommunication Services – 2.0%
17,525	Bharti Airtel Ltd.	$123,994
	Total Investments – 99.9%	6,301,038
	(Cost $5,282,124) (f)
	Net Other Assets and Liabilities – 0.1%	4,458
	Net Assets – 100.0%	$6,305,496

(a)	Non-income producing security.
(b)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P. (the “Advisor”), the Fund’s advisor.
(c)	This security has a lock-in period of 3 years from commencement of the YES Bank Ltd. Reconstruction Scheme 2020 (the “Scheme”), which was effective March 13, 2020. Shares to the extent of 75% held by existing shareholders as on the date of commencement of the Scheme are locked in for a period of three years. The lockout period does not apply to shareholders holding less than 100 shares. See the Restricted Securities table.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(e)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(f)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $1,162,833 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $143,919. The net unrealized appreciation was $1,018,914.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2021 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 3/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 6,301,038	$ 6,301,038	$ —	$ —

*	See Portfolio of Investments for industry breakout.

Country Allocation†	% of Net Assets
India	99.9%
Total Investments	99.9
Net Other Assets and Liabilities	0.1
Total	100.0%
† Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.

Restricted Securities
As of March 31, 2021, the Fund held restricted securities as shown in the following table that the Advisor has deemed illiquid.
Security	Acquisition Date	Principal Value/Shares	Current Price	Carrying Cost	Value	% of Net Assets
YES Bank Ltd. Lock-In	03/18/20	75,422	$0.21	$36,638	$16,092	0.26%

First Trust Switzerland AlphaDEX® Fund (FSZ)
Portfolio of Investments
March 31, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 97.6%
	Banks – 0.7%
7,476	Banque Cantonale Vaudoise	$729,289
	Capital Markets – 14.5%
252,594	Credit Suisse Group AG	2,646,337
56,462	Julius Baer Group Ltd.	3,610,605
2,077	Partners Group Holding AG	2,652,425
230,920	UBS Group AG	3,575,638
30,764	Vontobel Holding AG	2,343,552
		14,828,557
	Chemicals – 4.8%
76,503	Clariant AG	1,542,768
11,909	Sika AG	3,402,031
		4,944,799
	Construction Materials – 3.4%
59,226	LafargeHolcim Ltd.	3,480,307
	Containers & Packaging – 4.0%
175,241	SIG Combibloc Group AG	4,053,080
	Diversified Telecommunication Services – 4.0%
7,545	Swisscom AG	4,047,310
	Electric Utilities – 3.9%
36,285	BKW AG	3,946,567
	Electrical Equipment – 4.3%
145,668	ABB Ltd.	4,401,712
	Electronic Equipment, Instruments & Components – 2.1%
82,431	Softwareone Holding AG	2,128,039
	Food Products – 4.6%
342	Barry Callebaut AG	772,906
84	Chocoladefabriken Lindt & Spruengli AG	733,217
1,580	Emmi AG	1,596,466
13,809	Nestle S.A.	1,539,057
		4,641,646
	Health Care Equipment & Supplies – 0.9%
698	Straumann Holding AG	870,700
	Insurance – 10.0%
9,142	Baloise Holding AG	1,555,344
23,123	Helvetia Holding AG	2,715,604
5,237	Swiss Life Holding AG	2,574,311
17,277	Swiss Re AG	1,699,275
3,855	Zurich Insurance Group AG	1,645,355
		10,189,889
Shares	Description	Value

	Life Sciences Tools & Services – 4.4%
5,460	Bachem Holding AG, Class B	$2,339,629
1,265	Lonza Group AG	707,217
3,319	Tecan Group AG	1,472,770
		4,519,616
	Machinery – 12.2%
7,099	Bucher Industries AG	3,617,286
631	Georg Fischer AG	843,203
27,424	SFS Group AG	3,406,420
16,302	VAT Group AG (a) (b)	4,567,285
		12,434,194
	Marine – 4.0%
14,341	Kuehne + Nagel International AG	4,092,226
	Pharmaceuticals – 3.6%
8,606	Novartis AG	735,446
6,989	Roche Holding AG	2,258,679
5,179	Vifor Pharma AG	704,944
		3,699,069
	Real Estate Management & Development – 5.9%
18,256	PSP Swiss Property AG	2,225,140
41,421	Swiss Prime Site AG	3,819,331
		6,044,471
	Specialty Retail – 4.3%
64,761	Dufry AG (c)	4,409,901
	Technology Hardware, Storage & Peripherals – 4.3%
41,893	Logitech International S.A.	4,394,299
	Textiles, Apparel & Luxury Goods – 1.7%
17,979	Cie Financiere Richemont S.A., Class A	1,726,091
	Total Investments – 97.6%	99,581,762
	(Cost $87,456,534) (d)
	Net Other Assets and Liabilities – 2.4%	2,466,924
	Net Assets – 100.0%	$102,048,686

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).

First Trust Switzerland AlphaDEX® Fund (FSZ)
Portfolio of Investments (Continued)
March 31, 2021 (Unaudited)
(b)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(c)	Non-income producing security.
(d)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $14,157,129 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $2,031,901. The net unrealized appreciation was $12,125,228.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2021 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 3/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 99,581,762	$ 99,581,762	$ —	$ —

*	See Portfolio of Investments for industry breakout.

Country Allocation†	% of Net Assets
Switzerland	97.6%
Total Investments	97.6
Net Other Assets and Liabilities	2.4
Total	100.0%
† Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.

First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
Portfolio of Investments
March 31, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 96.1%
	Australia – 4.6%
306	ARB Corp., Ltd.	$8,007
31,801	Beach Energy Ltd.	41,425
436	Brickworks Ltd.	6,902
3,042	Codan Ltd.	35,675
6,399	Data#3 Ltd.	25,225
2,753	Eagers Automotive Ltd.	29,233
11,105	GrainCorp Ltd., Class A	44,283
908	HUB24 Ltd.	14,318
2,018	IGO Ltd.	9,626
832	Kogan.com Ltd.	7,583
526	Megaport Ltd. (b)	4,431
6,611	Mesoblast Ltd. (b)	10,896
23,160	Mount Gibson Iron Ltd.	13,369
1,106	Netwealth Group Ltd.	11,324
4,136	NRW Holdings Ltd.	6,173
3,180	PointsBet Holdings Ltd. (b)	29,951
10,139	Redbubble Ltd. (b)	38,582
10,289	Sandfire Resources Ltd.	41,732
3,663	Silver Lake Resources Ltd. (b)	4,159
2,439	Tassal Group Ltd.	6,188
4,095	Western Areas Ltd.	6,376
8,034	Whitehaven Coal Ltd. (b)	10,770
1,372	Zip Co., Ltd. (b)	7,691
		413,919
	Austria – 0.5%
1,014	CA Immobilien Anlagen AG	42,927
	Belgium – 0.7%
7,207	AGFA-Gevaert N.V. (b)	33,469
3,396	Euronav N.V.	31,083
		64,552
	Bermuda – 2.3%
7,271	BW LPG Ltd. (c) (d)	49,816
8,473	BW Offshore Ltd.	34,989
8,000	China Water Affairs Group Ltd.	6,545
36,000	Digital China Holdings Ltd.	25,191
22,000	First Pacific Co., Ltd.	7,245
13,000	Huabao International Holdings Ltd.	13,194
40,000	PAX Global Technology Ltd.	42,963
84,000	Skyworth Group Ltd. (b)	28,633
		208,576
	Canada – 3.8%
857	Canadian Solar, Inc. (b)	42,533
481	Cascades, Inc.	6,021
6,007	Cronos Group, Inc. (b)	56,786
1,685	Dundee Precious Metals, Inc.	10,284
1,716	Eldorado Gold Corp. (b)	18,543
123	goeasy Ltd.	12,245
406	Linamar Corp.	23,936
662	North West (The) Co., Inc.	19,232
2,292	Parex Resources, Inc. (b)	40,872
Shares	Description	Value

	Canada (Continued)
943	Pretium Resources, Inc. (b)	$9,785
1,882	SNC-Lavalin Group, Inc.	40,285
178	Stella-Jones, Inc.	7,221
1,956	Transcontinental, Inc., Class A	34,429
1,585	Westshore Terminals Investment Corp.	24,468
		346,640
	Cayman Islands – 0.4%
23,000	China High Speed Transmission Equipment Group Co., Ltd.	23,225
26,000	Pacific Textiles Holdings Ltd.	16,655
		39,880
	Denmark – 1.1%
85	Chemometec A/S	8,053
1,851	D/S Norden A/S	42,895
1,551	Matas A/S (b)	20,319
571	Per Aarsleff Holding A/S	24,800
		96,067
	Finland – 0.5%
174	Cargotec OYJ, Class B	9,407
1,022	Tokmanni Group Corp.	23,970
343	Uponor OYJ	7,610
		40,987
	France – 3.4%
115	Albioma S.A.	5,637
1,527	Chargeurs S.A.	41,366
6,479	Elior Group S.A. (c) (d)	48,095
3,084	Eutelsat Communications S.A.	37,540
2,515	Metropole Television S.A. (b)	53,737
518	Nexans S.A. (b)	45,863
2,941	Television Francaise 1 (b)	26,798
117	Trigano S.A.	21,871
539	Vicat S.A.	26,168
		307,075
	Germany – 2.5%
1,851	AURELIUS Equity Opportunities SE & Co. KGaA (b)	58,608
265	Aurubis AG	21,953
1,219	CECONOMY AG (b)	7,053
1,731	CropEnergies AG	24,238
566	Hornbach Baumarkt AG	23,795
258	Hornbach Holding AG & Co. KGaA	25,173
873	K+S AG	8,673
538	SMA Solar Technology AG (b)	31,609
87	SNP Schneider-Neureither & Partner SE (b)	5,917
65	zooplus AG (b)	18,561
		225,580

First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
Portfolio of Investments (Continued)
March 31, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Gibraltar – 0.6%
9,235	888 Holdings PLC	$50,289
	Greece – 1.1%
9,906	Alpha Bank AE (b)	10,657
3,231	FF Group (b) (e) (f) (g)	9,094
1,120	Mytilineos S.A.	18,454
9,637	Piraeus Financial Holdings S.A. (b)	4,936
5,051	Public Power Corp. S.A. (b)	53,902
		97,043
	Guernsey – 0.3%
2,234	Burford Capital Ltd. (b)	19,341
6,376	Sirius Real Estate Ltd.	7,806
		27,147
	Hong Kong – 0.4%
21,000	Hong Kong Television Network Ltd. (b)	31,875
	Ireland – 0.2%
9,499	Greencore Group PLC (b)	20,586
	Israel – 1.9%
2,875	Airport City Ltd. (b)	40,350
3,938	Amot Investments Ltd.	21,038
1,332	Equital Ltd. (b)	32,329
71	Formula Systems 1985 Ltd.	6,263
455	Fox Wizel Ltd.	51,841
594	Plus500 Ltd.	11,465
774	Shufersal Ltd.	6,362
		169,648
	Italy – 1.4%
6,127	Anima Holding S.p.A (c) (d)	31,557
1,248	Banca IFIS S.p.A (b)	16,465
3,551	Banco BPM S.p.A. (b)	10,140
7,744	BPER Banca (b)	17,041
299	Sesa S.p.A. (b)	36,537
2,751	Unipol Gruppo S.p.A. (b)	15,343
		127,083
	Japan – 29.9%
1,300	ADEKA Corp.	25,501
100	Arata Corp.	4,430
1,200	Arcland Sakamoto Co., Ltd.	18,424
500	Arcs Co., Ltd.	10,797
1,400	Asahi Co., Ltd.	20,281
1,200	Asahi Holdings, Inc.	22,954
100	ASKUL Corp.	3,820
200	BayCurrent Consulting, Inc.	45,608
2,700	Belluna Co., Ltd.	31,651
2,300	Bunka Shutter Co., Ltd.	21,894
800	Change, Inc. (b)	25,685
200	Create SD Holdings Co., Ltd.	6,503
600	Credit Saison Co., Ltd.	7,196
Shares	Description	Value

	Japan (Continued)
200	Daiho Corp.	$6,999
500	Daikokutenbussan Co., Ltd.	32,829
1,000	Daiwabo Holdings Co., Ltd.	15,191
600	Doshisha Co., Ltd.	10,139
2,300	EDION Corp.	25,737
1,000	Elan Corp.	12,671
1,200	Electric Power Development Co., Ltd.	20,960
400	Enigmo, Inc.	4,993
1,900	Exedy Corp.	28,708
600	Fuji Media Holdings, Inc.	7,342
400	Fuji Soft, Inc.	20,700
800	Furukawa Electric Co., Ltd.	21,459
800	Genky DrugStores Co., Ltd.	27,600
1,500	Geo Holdings Corp.	16,094
500	giftee, Inc. (b)	15,760
700	GNI Group Ltd. (b)	13,738
1,100	G-Tekt Corp.	14,932
400	Hamakyorex Co., Ltd.	11,723
2,900	Hitachi Zosen Corp.	23,441
5,600	Hokkaido Electric Power Co., Inc.	25,541
7,000	Hokuetsu Corp.	32,748
2,400	Hokuriku Electric Power Co.	16,408
3,400	Hosiden Corp.	35,497
5,000	IDOM, Inc.	32,558
900	Inabata & Co., Ltd.	13,477
280	Infocom Corp.	7,116
600	Information Services International-Dentsu Ltd.	21,215
200	Internet Initiative Japan, Inc.	4,693
100	IR Japan Holdings Ltd.	12,075
2,000	Itochu Enex Co., Ltd.	19,724
400	Jaccs Co., Ltd.	8,197
400	Japan Aviation Electronics Industry Ltd.	6,466
1,600	Japan Petroleum Exploration Co., Ltd.	29,695
1,500	Joyful Honda Co., Ltd.	19,440
500	Kadokawa Corp.	19,395
1,400	Kaga Electronics Co., Ltd.	31,357
1,100	Kanamoto Co., Ltd.	28,621
3,000	Kandenko Co., Ltd.	26,308
2,900	Keiyo Co., Ltd.	19,198
2,100	Kitz Corp.	12,157
800	Kohnan Shoji Co., Ltd.	23,012
1,200	Kojima Co., Ltd.	7,651
800	Komeri Co., Ltd.	22,289
500	Kumagai Gumi Co., Ltd.	13,570
700	Kureha Corp.	48,300
2,400	Kyoei Steel Ltd.	35,981
400	Kyudenko Corp.	15,281
700	Life Corp.	21,337
1,300	LIFENET INSURANCE Co. (b)	14,864

First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
Portfolio of Investments (Continued)
March 31, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Japan (Continued)
1,000	Macnica Fuji Electronics Holdings, Inc.	$19,950
600	Maruwa Unyu Kikan Co., Ltd.	10,453
200	Maruzen Showa Unyu Co., Ltd.	5,861
2,000	MCJ Co., Ltd.	17,394
400	Media Do Co., Ltd.	23,734
600	Medical Data Vision Co., Ltd.	11,591
500	MedPeer, Inc. (b)	29,533
400	Meidensha Corp.	8,695
100	Mitsubishi Research Institute, Inc.	3,721
900	Mitsui High-Tec, Inc.	37,634
900	Mitsui OSK Lines Ltd.	31,497
300	Money Forward, Inc. (b)	11,325
400	Nagase & Co., Ltd.	6,246
2,200	Nextage Co., Ltd.	37,473
1,100	Nichireki Co., Ltd.	15,697
600	Nikkon Holdings Co., Ltd.	12,046
500	Nippon Carbon Co., Ltd.	20,975
1,000	Nippon Paper Industries Co., Ltd.	11,976
600	Nippon Signal Company Ltd.	5,316
600	Nippon Soda Co., Ltd.	18,939
600	Nippon Steel Trading Corp.	21,973
600	Nippon Television Holdings, Inc.	7,879
700	Nippon Yusen KK	23,865
1,200	Nishimatsu Construction Co., Ltd. (h)	30,432
2,200	Nishimatsuya Chain Co., Ltd.	33,221
1,400	Nishio Rent All Co., Ltd.	37,856
900	Nitto Kogyo Corp.	16,484
900	Oisix ra daichi, Inc. (b)	23,694
1,700	Okamura Corp.	19,913
735	Okinawa Electric Power (The) Co., Inc.	10,296
200	Osaka Soda Co., Ltd.	4,763
1,300	Outsourcing, Inc.	20,946
1,300	Pacific Industrial Co., Ltd.	14,923
1,200	Pasona Group, Inc.	20,234
2,300	Pressance Corp.	35,084
100	Raksul, Inc. (b)	4,660
3,200	Rengo Co., Ltd.	27,773
900	Restar Holdings Corp.	16,582
200	Ricoh Leasing Co., Ltd.	6,268
100	Sansan, Inc. (b)	8,589
600	Shibaura Machine Co., Ltd.	15,146
200	SHIFT, Inc. (b)	23,644
800	Shikoku Electric Power Co., Inc.	6,214
1,400	Shin-Etsu Polymer Co., Ltd.	12,543
1,400	Shinko Electric Industries Co., Ltd.	43,305
1,400	Shinmaywa Industries Ltd.	12,922
5,500	SKY Perfect JSAT Holdings, Inc.	24,439
8,000	Sojitz Corp.	22,542
600	Starts Corp, Inc.	15,742
Shares	Description	Value

	Japan (Continued)
200	Strike Co., Ltd.	$7,975
300	Sumitomo Heavy Industries Ltd.	8,331
5,900	Sumitomo Mitsui Construction Co., Ltd.	26,589
600	Sumitomo Osaka Cement Co., Ltd.	19,101
2,200	Sun Frontier Fudousan Co., Ltd.	19,213
3,400	Suruga Bank Ltd. (h)	13,112
700	Takuma Co., Ltd.	15,154
1,500	Tamron Co., Ltd.	29,207
700	TBS Holdings, Inc.	13,731
600	TechMatrix Corp.	10,659
500	TerraSky Co., Ltd. (b)	15,150
800	Tokuyama Corp.	20,180
3,600	Tokyo Steel Manufacturing Co., Ltd.	27,538
200	Tokyotokeiba Co., Ltd.	10,097
6,900	Tokyu Construction Co., Ltd.	37,515
1,700	Topre Corp.	23,967
1,200	Towa Pharmaceutical Co., Ltd.	26,476
600	Toyo Seikan Group Holdings Ltd.	7,131
900	Toyobo Co., Ltd.	11,575
200	Transcosmos, Inc.	5,394
1,000	Tsubakimoto Chain Co.	27,546
1,900	TV Asahi Holdings Corp.	35,709
400	UACJ Corp. (b)	9,638
1,100	Ube Industries Ltd.	23,426
400	UT Group Co., Ltd.	13,132
200	Uzabase, Inc. (b)	5,003
1,100	Valor Holdings Co., Ltd.	24,707
400	ValueCommerce Co., Ltd.	12,969
600	Vector, Inc. (b)	7,023
2,800	Wacom Co., Ltd.	18,789
100	Weathernews, Inc.	4,760
1,200	YA-MAN Ltd.	17,015
500	Yamato Kogyo Co., Ltd.	14,834
300	Yokogawa Bridge Holdings Corp.	5,557
1,700	Yokohama Rubber (The) Co., Ltd.	30,400
		2,700,522
	Jersey – 0.2%
8,095	Man Group PLC	17,973
	Luxembourg – 0.8%
1,085	ADLER Group S.A. (b) (c) (d)	29,723
1,535	Corestate Capital Holding S.A. (b)	25,471
1,431	Solutions 30 SE (b) (h)	18,191
		73,385
	Marshall Islands – 0.4%
2,692	Atlas Corp.	36,746

First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
Portfolio of Investments (Continued)
March 31, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Netherlands – 1.3%
378	Alfen Beheer BV (b) (c) (d)	$31,118
9,838	PostNL N.V. (b)	47,706
172	Shop Apotheke Europe N.V. (b) (c) (d)	37,517
1,590	SRH N.V. (b) (e) (f) (g)	0
		116,341
	Norway – 0.8%
4,373	Hexagon Composites ASA (b)	24,234
1,759	Nordic Semiconductor ASA (b)	31,527
521	Scatec ASA (c) (d)	15,752
		71,513
	Portugal – 0.2%
63,904	Banco Comercial Portugues S.A., Class R (b)	8,701
8,863	Sonae SGPS S.A.	8,091
		16,792
	Singapore – 1.6%
8,500	AEM Holdings Ltd.	26,160
9,400	Riverstone Holdings Ltd.	8,595
18,400	Sembcorp Industries Ltd.	25,168
15,800	Singapore Press Holdings Ltd.	17,970
33,200	Yangzijiang Shipbuilding Holdings Ltd.	31,591
36,300	Yanlord Land Group Ltd.	33,461
		142,945
	South Korea – 24.1%
643	Amicogen, Inc. (b)	21,561
678	Binex Co., Ltd. (b)	15,306
477	Binggrae Co., Ltd.	25,246
4,172	BNK Financial Group, Inc.	25,030
222	Chong Kun Dang Pharmaceutical Corp.	27,070
87	CJ Corp.	7,226
61	Cosmax, Inc. (b)	6,576
750	CS Wind Corp.	50,232
631	Daejoo Electronic Materials Co., Ltd.	23,110
1,083	Daesang Corp.	24,067
7,581	Daewoo Engineering & Construction Co., Ltd. (b)	44,277
691	Daewoong Co., Ltd.	19,965
1,312	Daou Technology, Inc.	31,358
677	Dawonsys Co., Ltd.	10,887
751	DB HiTek Co., Ltd.	37,359
3,846	DGB Financial Group, Inc.	28,681
1,324	Digital Power Communications Co., Ltd.	14,857
656	DL Holdings Co., Ltd.	50,718
169	Dong-A Socio Holdings Co., Ltd.	16,127
76	Dong-A ST Co., Ltd.	5,621
Shares	Description	Value

	South Korea (Continued)
342	Dongwha Enterprise Co., Ltd. (b)	$14,852
644	Dongwha Pharm Co., Ltd.	8,109
82	Dongwon F&B Co., Ltd.	13,947
2,133	Doosan Heavy Industries & Construction Co., Ltd. (b)	24,501
3,210	Doosan Infracore Co., Ltd. (b)	32,192
2,349	Dreamtech Co., Ltd.	19,635
1,022	Echo Marketing, Inc.	23,750
480	Ecopro Co., Ltd.	24,260
651	ENF Technology Co., Ltd.	22,807
148	Genexine, Inc. (b)	12,489
64	Green Cross Corp.	20,386
1,166	GS Engineering & Construction Corp.	44,301
219	GS Home Shopping, Inc.	29,045
1,163	Handsome Co., Ltd.	41,721
1,347	Hanmi Semiconductor Co., Ltd.	29,041
1,564	Hansae Co., Ltd.	27,708
197	Hanssem Co., Ltd.	20,279
279	Hanwha Aerospace Co., Ltd.	10,083
560	Hanwha Corp.	15,760
4,615	Hanwha Life Insurance Co., Ltd.	13,090
3,223	Harim Holdings Co., Ltd.	26,371
3,320	HDC Holdings Co., Ltd.	33,002
1,656	HDC Hyundai Development Co-Engineering & Construction	42,945
4,880	HMM Co., Ltd. (b)	125,045
375	Hyundai Department Store Co., Ltd.	30,053
920	Hyundai Electric & Energy System Co., Ltd. (b)	17,030
395	Hyundai Home Shopping Network Corp.	28,235
348	Hyundai Wia Corp.	23,707
89	Ilyang Pharmaceutical Co., Ltd.	2,599
552	JYP Entertainment Corp.	17,364
1,041	KEPCO Plant Service & Engineering Co., Ltd.	28,974
788	Kolmar Korea Holdings Co., Ltd.	20,018
932	Kolon Industries, Inc.	49,245
169	Korea Petrochemical Ind. Co., Ltd.	48,606
1,889	Korean Reinsurance Co.	14,121
2,172	Kwang Dong Pharmaceutical Co., Ltd.	16,447
401	Kyung Dong Navien Co., Ltd.	18,035
462	L&C Bio Co., Ltd.	13,634
1,822	LG International Corp.	51,356
709	LOTTE Fine Chemical Co., Ltd.	36,773
670	LS Corp.	40,552
249	LS Electric Co., Ltd.	13,399
312	Maeil Dairies Co., Ltd.	19,932
197	Mando Corp. (b)	11,454

First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
Portfolio of Investments (Continued)
March 31, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	South Korea (Continued)
772	Mcnex Co., Ltd.	$37,858
1,095	Meritz Fire & Marine Insurance Co., Ltd.	18,722
2,169	Meritz Securities Co., Ltd.	8,835
5,262	Nexen Tire Corp.	35,336
549	NHN KCP Corp. (i)	24,303
6,173	Pan Ocean Co., Ltd.	33,653
4,056	Posco ICT Co., Ltd.	26,341
1,576	Posco International Corp.	28,059
128	Sam Chun Dang Pharm Co., Ltd. (b)	5,768
250	Samsung Card Co., Ltd.	7,610
388	Samyang Corp.	19,713
110	Samyang Holdings Corp.	9,107
470	Silicon Works Co., Ltd.	31,396
1,542	SIMMTECH Co., Ltd.	29,839
441	SK Discovery Co., Ltd.	23,691
254	SKC Co., Ltd.	28,839
995	SL Corp.	19,605
277	SNT Motiv Co., Ltd.	15,199
3,503	Ssangyong Motor Co. (b) (e) (f)	8,574
125	Suheung Co., Ltd.	5,644
464	Tesna, Inc.	19,372
75	Young Poong Corp.	38,569
1,016	Youngone Corp.	35,909
		2,174,069
	Spain – 1.5%
11,373	Atresmedia Corp. de Medios de Comunicacion S.A. (b)	46,920
51,798	Banco de Sabadell S.A.	27,699
533	Let’s GOWEX S.A. (b) (e) (f) (g) (j)	0
143	Pharma Mar S.A.	16,594
12,577	Prosegur Cia de Seguridad S.A.	39,970
318	Solaria Energia y Medio Ambiente S.A. (b)	6,742
		137,925
	Sweden – 4.4%
1,548	AddLife AB, Class B	27,828
919	Avanza Bank Holding AB	28,559
2,381	Bilia AB, Class A (b)	35,278
2,158	Boozt AB (b) (c) (d)	45,021
493	Bravida Holding AB (c) (d)	6,791
572	Bure Equity AB	19,649
1,348	Instalco AB (c)	49,314
307	INVISIO AB	7,347
1,180	Inwido AB (b)	19,456
13,025	Klovern AB, B Shares	22,714
689	Lindab International AB	13,924
2,888	Mekonomen AB (b)	42,691
247	Nolato AB, Class B (b)	22,003
426	Nordic Entertainment Group AB, Class B (b)	18,965
Shares	Description	Value

	Sweden (Continued)
6,423	Ratos AB, Class B	$34,890
1,017	Tobii AB (b)	7,261
		401,691
	Switzerland – 0.4%
9,108	Aryzta AG (b)	10,128
11	Gurit Holding AG	27,932
		38,060
	United Kingdom – 4.8%
10,775	AO World PLC (b)	43,746
329	Avon Rubber PLC	14,332
13,178	Ferrexpo PLC	68,054
479	Future PLC	12,639
7,698	Halfords Group PLC (b)	40,327
51,787	Just Group PLC (b)	72,179
472	Kainos Group PLC	9,708
56,591	Petropavlovsk PLC (b)	18,607
4,404	Pets at Home Group PLC	25,075
25,160	Premier Foods PLC (b)	33,021
7,790	Royal Mail PLC (b)	54,191
4,442	TORM PLC	40,476
		432,355
	Total Common Stocks	8,670,191
	(Cost $6,986,372)
REAL ESTATE INVESTMENT TRUSTS (a) – 2.8%
	Australia – 0.1%
6,196	Waypoint REIT	11,812
	Canada – 1.1%
2,214	Dream Office Real Estate Investment Trust	37,279
3,190	InterRent Real Estate Investment Trust	37,543
926	Killam Apartment Real Estate Investment Trust	13,639
443	Minto Apartment Real Estate Investment Trust (c) (d)	7,653
		96,114
	France – 0.5%
4,362	Mercialys S.A.	48,058
	Germany – 0.2%
1,298	alstria Office REIT-AG	20,975
	Israel – 0.4%
6,539	Reit 1 Ltd.	30,220
	Singapore – 0.2%
14,800	CapitaLand China Trust	15,073

First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
Portfolio of Investments (Continued)
March 31, 2021 (Unaudited)
Shares	Description	Value
REAL ESTATE INVESTMENT TRUSTS (a) (Continued)
	United Kingdom – 0.3%
17,239	LXI REIT PLC (c)	$29,945
	Total Real Estate Investment Trusts	252,197
	(Cost $200,563)
RIGHTS (a) – 0.0%
	South Korea – 0.0%
114	Dawonsys Co., Ltd., expiring 6/12/21 (b) (e) (f)	338
	(Cost $0)
MONEY MARKET FUNDS – 0.6%
48,923	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.02% (k) (l)	48,923
	(Cost $48,923)
	Total Investments – 99.5%	8,971,649
	(Cost $7,235,858) (m)
	Net Other Assets and Liabilities – 0.5%	48,501
	Net Assets – 100.0%	$9,020,150

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	Non-income producing security.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(d)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(e)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940, as amended. At March 31, 2021, securities noted as such are valued at $18,006 or 0.2% of net assets.
(f)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(g)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs in the Additional Information section).
(h)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $46,307 and the total value of the collateral held by the Fund is $48,923.
(i)	Non-income producing security that makes payment-in-kind (“PIK”) distributions. There were no in-kind distributions received for the fiscal year-to-date period (January 1, 2021 through March 31, 2021).
(j)	This issuer has filed for protection in bankruptcy court.
(k)	Rate shown reflects yield as of March 31, 2021.
(l)	This security serves as collateral for securities on loan.
(m)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $2,133,789 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $397,998. The net unrealized appreciation was $1,735,791.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2021 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 3/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Greece	$ 97,043	$ 87,949	$ —	$ 9,094
Netherlands	116,341	116,341	—	—**
South Korea	2,174,069	2,165,495	8,574	—
Spain	137,925	137,925	—	—**
Other Country Categories*	6,144,813	6,144,813	—	—
Real Estate Investment Trusts*	252,197	252,197	—	—
Rights*	338	—	338	—
Money Market Funds	48,923	48,923	—	—
Total Investments	$ 8,971,649	$ 8,953,643	$ 8,912	$ 9,094

*	See Portfolio of Investments for country breakout.
**	Investment is valued at $0.
Level 3 Common Stocks are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 Common Stocks values are based on unobservable and non-quantitative inputs.

First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
Portfolio of Investments (Continued)
March 31, 2021 (Unaudited)
Sector Allocation	% of Total Long-Term Investments
Industrials	23.7%
Consumer Discretionary	19.3
Information Technology	11.7
Materials	11.1
Financials	7.5
Real Estate	5.7
Consumer Staples	5.1
Health Care	5.0
Communication Services	4.5
Energy	4.2
Utilities	2.2
Total	100.0%

Currency Exposure Diversification	% of Total Investments
Japanese Yen	30.1%
South Korean Won	24.2
Euro	14.7
British Pound Sterling	6.1
Canadian Dollar	4.9
Australian Dollar	4.8
Swedish Krona	4.5
Hong Kong Dollar	2.2
Israeli Shekel	2.1
Singapore Dollar	1.8
Norwegian Krone	1.7
Danish Krone	1.5
United States Dollar	1.0
Swiss Franc	0.4
Total	100.0%

First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)
Portfolio of Investments
March 31, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 99.2%
	Bermuda – 1.5%
904,190	COSCO SHIPPING Ports Ltd.	$658,303
3,050,465	Gemdale Properties & Investment Corp., Ltd.	463,018
2,439,663	Sinopec Kantons Holdings Ltd.	932,044
		2,053,365
	Brazil – 9.6%
51,902	Banco Inter S.A. (Preference Shares) (b) (c)	480,416
107,667	BR Properties S.A.	164,504
388,845	Camil Alimentos S.A.	706,721
122,400	Cia de Locacao das Americas	538,863
283,692	Cia de Saneamento de Minas Gerais-Copasa	761,062
152,359	Cia de Saneamento do Parana	595,507
57,920	Cia Hering	165,569
781,327	Cia Paranaense de Energia, Class B (Preference Shares)	989,733
54,044	Duratex S.A.	179,454
55,658	EDP - Energias do Brasil S.A.	195,690
500,517	Enauta Participacoes S.A.	1,404,985
334,138	Light S.A. (d)	1,195,587
317,705	Marfrig Global Foods S.A. (d)	993,983
412,341	Metalurgica Gerdau S.A. (Preference Shares)	982,383
2,768,575	Oi S.A. (d)	939,475
55,546	Petro Rio S.A. (d)	910,660
318,489	Randon SA Implementos e Participacoes (Preference Shares)	775,195
34,657	Transmissora Alianca de Energia Eletrica S.A.	239,640
289,831	Usinas Siderurgicas de Minas Gerais S.A., Class A (Preference Shares)	880,515
		13,099,942
	Cayman Islands – 15.8%
20,427	Alchip Technologies, Ltd.	644,317
978,149	Asia Cement China Holdings Corp.	1,002,797
368,473	C&D International Investment Group Ltd. (e)	668,305
2,155,637	China Everbright Greentech, Ltd. (b) (c) (e)	876,219
574,307	China Maple Leaf Educational Systems, Ltd. (d)	150,704
156,500	China Medical System Holdings Ltd.	309,614
11,550	China Metal Recycling Holdings Ltd. (d) (f) (g) (h)	0
770,380	China SCE Group Holdings Ltd.	356,745
145,220	China Yongda Automobiles Services Holdings Ltd.	265,256
Shares	Description	Value

	Cayman Islands (Continued)
4,068,120	China Zhongwang Holdings Ltd. (d) (e)	$999,487
951,846	Chinasoft International Ltd.	1,023,582
783,927	CIMC Enric Holdings Ltd.	559,652
2,485,451	COFCO Joycome Foods, Ltd. (b) (e)	1,275,640
2,243,455	Dongyue Group Ltd.	1,725,712
261,307	Ever Sunshine Lifestyle Services Group, Ltd. (b)	657,461
888,884	Fantasia Holdings Group Co., Ltd.	116,626
8,199,520	GCL-Poly Energy Holdings Ltd. (d)	2,088,351
39,992	General Interface Solution Holding Ltd.	175,901
1,686,701	Kaisa Group Holdings Ltd.	833,142
3,249,209	Lonking Holdings Ltd.	1,379,245
916,995	Powerlong Real Estate Holdings Ltd.	912,973
1,402,655	Redsun Properties Group Ltd.	525,042
489,595	Ronshine China Holdings Ltd. (b)	338,190
292,680	Sany Heavy Equipment International Holdings Co., Ltd.	347,492
251,805	Scholar Education Group (b) (e)	257,826
894,575	TCL Electronics Holdings Ltd.	691,578
592,543	Tianli Education International Holdings, Ltd. (b)	579,273
479,102	Tianneng Power International Ltd. (e)	904,699
124,195	Times China Holdings Ltd.	170,938
202,813	TPK Holding Co., Ltd. (d)	356,822
150,440	Viva Biotech Holdings (b) (c)	129,655
257,275	Weimob, Inc. (b) (c) (d)	575,171
228,397	Wisdom Marine Lines Co., Ltd.	286,567
581,985	Xtep International Holdings Ltd.	340,622
		21,525,604
	Chile – 1.6%
2,571,337	AES Gener S.A.	435,614
61,424	CAP S.A.	994,809
83,126	Empresa Nacional de Telecomunicaciones S.A. (d)	522,108
64,958,823	Itau CorpBanca	248,859
		2,201,390
	China – 2.4%
1,000,972	Inner Mongolia Yitai Coal Co., Ltd., Class B	548,533
282,870	Legend Holdings Corp., Class H (b) (c)	448,278
406,695	Shanghai Fudan Microelectronics Group Co., Ltd., Class H (d)	598,473
1,863,462	Sinopec Engineering Group Co., Ltd., Class H	1,028,319

First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)
Portfolio of Investments (Continued)
March 31, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	China (Continued)
539,981	YiChang HEC ChangJiang Pharmaceutical Co., Ltd., Class H (b) (c) (e)	$573,731
		3,197,334
	Colombia – 0.3%
64,270	Grupo de Inversiones Suramericana S.A.	380,877
	Egypt – 0.7%
1,593,771	ElSewedy Electric Co.	919,708
	Hong Kong – 3.8%
904,368	China Overseas Grand Oceans Group Ltd.	590,961
2,795,189	China Power International Development Ltd.	650,788
9,382,272	China South City Holdings Ltd.	1,037,902
411,540	China Traditional Chinese Medicine Holdings Co., Ltd.	256,746
1,617,920	CITIC Telecom International Holdings Ltd.	572,321
259,690	Genertec Universal Medical Group Co., Ltd. (b) (c)	213,121
387,958	Shanghai Industrial Holdings Ltd.	578,885
2,358,620	Shenzhen Investment Ltd.	819,166
854,190	Sino-Ocean Group Holding Ltd.	190,086
882,458	Yuexiu Property Co., Ltd.	199,782
		5,109,758
	India – 3.1%
78,856	Central Depository Services India Ltd. (b)	707,575
78,840	Glenmark Pharmaceuticals Ltd.	501,095
242,139	Indiabulls Housing Finance Ltd. (d)	650,771
271,534	Jindal Steel & Power Ltd. (d)	1,276,081
35,255	Strides Pharma Science Ltd.	407,309
19,711	Tata Elxsi Ltd.	725,989
		4,268,820
	Indonesia – 4.8%
9,015,994	Adaro Energy Tbk PT	729,349
6,493,117	Bukit Asam Tbk PT	1,171,220
1,140,184	Indah Kiat Pulp & Paper Corp. Tbk PT	820,304
1,569,502	Indo Tambangraya Megah Tbk PT	1,234,531
17,765,891	Media Nusantara Citra Tbk PT (d)	1,168,084
845,715	Pabrik Kertas Tjiwi Kimia Tbk PT	606,993
718,620	Vale Indonesia Tbk PT (d)	216,699
2,336,336	Wijaya Karya Persero Tbk PT	246,904
Shares	Description	Value

	Indonesia (Continued)
2,520,481	XL Axiata Tbk PT	$362,672
		6,556,756
	Jersey – 0.7%
5,844,271	West China Cement Ltd.	999,843
	Malaysia – 1.8%
4,827,000	Focus Dynamics Group Bhd (d)	692,648
197,300	Frontken Corp Bhd	241,718
1,930,800	SKP Resources Bhd	1,029,077
629,400	VS Industry Bhd	432,604
		2,396,047
	Mexico – 3.6%
458,357	Banco del Bajio S.A. (b) (c) (d)	616,465
210,400	Coca-Cola Femsa S.A.B. de C.V.	967,617
2,405,830	Gentera S.A.B. de C.V. (d)	1,071,115
298,224	Megacable Holdings S.A.B. de C.V.	1,067,300
91,023	Qualitas Controladora S.A.B. de C.V.	500,550
144,606	Regional S.A.B. de C.V. (d)	679,608
		4,902,655
	Philippines – 1.4%
4,762,600	Alliance Global Group, Inc.	1,044,019
64,710	GT Capital Holdings, Inc.	695,928
170,900	Puregold Price Club, Inc.	138,375
		1,878,322
	Poland – 1.0%
51,828	Jastrzebska Spolka Weglowa S.A. (d)	387,933
103,534	PGE Polska Grupa Energetyczna S.A. (d)	178,098
605,365	Tauron Polska Energia S.A. (d)	397,051
3,486	TEN Square Games S.A.	456,931
		1,420,013
	Russia – 0.6%
1,896,821	Sistema PJSFC	859,477
	South Africa – 3.7%
29,639	African Rainbow Minerals Ltd.	558,462
115,182	Exxaro Resources Ltd.	1,356,744
34,970	Foschini Group (The) Ltd. (d)	290,919
504,263	Life Healthcare Group Holdings Ltd. (d)	632,037
187,097	PSG Group Ltd.	895,683
108,047	Sappi Ltd. (d)	336,512
327,973	Telkom S.A. SOC Ltd.	941,256
		5,011,613
	Taiwan – 27.4%
831,576	AcBel Polytech, Inc.	843,729
1,003,843	Acer, Inc.	1,106,468
385,974	Alpha Networks, Inc.	505,244

First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)
Portfolio of Investments (Continued)
March 31, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Taiwan (Continued)
371,018	Asia Vital Components Co., Ltd.	$886,813
141,050	ASROCK, Inc.	793,416
155,596	Century Iron & Steel Industrial Co., Ltd.	578,039
631,260	Cheng Loong Corp.	772,123
243,475	Cheng Uei Precision Industry Co., Ltd.	410,016
697,592	ChipMOS Technologies, Inc.	1,081,851
62,238	Chong Hong Construction Co., Ltd.	180,827
583,028	Chung-Hsin Electric & Machinery Manufacturing Corp.	1,078,887
102,661	Elan Microelectronics Corp.	703,404
1,256,545	Evergreen Marine Corp. Taiwan Ltd. (d)	2,003,743
134,569	Everlight Electronics Co., Ltd.	217,891
27,739	Foxsemicon Integrated Technology, Inc.	226,516
329,739	Gigabyte Technology Co., Ltd.	1,153,330
558,191	Gold Circuit Electronics Ltd. (d)	1,099,440
581,851	Goldsun Building Materials Co., Ltd.	551,609
803,074	Grand Pacific Petrochemical (d)	774,000
202,813	Greatek Electronics, Inc.	504,669
381,050	Hannstar Board Corp.	659,055
1,174,307	HannStar Display Corp. (d)	633,804
173,285	Huaku Development Co., Ltd.	566,017
2,125,532	Innolux Corp.	1,571,819
32,757	Jentech Precision Industrial Co., Ltd.	329,487
636,708	Kindom Development Co., Ltd.	882,550
489,744	King Yuan Electronics Co., Ltd.	707,162
674,914	Kuoyang Construction Co., Ltd.	943,787
32,402	Lotes Co., Ltd.	567,231
192,427	Marketech International Corp.	758,702
42,739	Merida Industry Co., Ltd.	522,760
210,977	Nan Ya Printed Circuit Board Corp.	2,617,526
137,164	Pan Jit International, Inc.	257,185
380,808	Pou Chen Corp.	440,426
115,390	Powertech Technology, Inc.	426,651
83,332	RichWave Technology Corp.	1,851,628
383,989	Ruentex Development Co., Ltd.	666,157
384,781	Ruentex Industries Ltd.	1,074,792
395,687	Sigurd Microelectronics Corp.	725,281
27,816	Sinbon Electronics Co., Ltd.	257,366
320,712	Sunonwealth Electric Machine Industry Co., Ltd.	594,598
137,353	Swancor Holding Co., Ltd.	664,308
90,693	Taiwan Hon Chuan Enterprise Co., Ltd.	219,954
139,080	Tong Yang Industry Co., Ltd.	176,695
87,352	Topco Scientific Co., Ltd.	417,886
174,704	Tung Ho Steel Enterprise Corp.	272,774
206,886	TXC Corp.	743,203
Shares	Description	Value

	Taiwan (Continued)
468,617	Wan Hai Lines Ltd.	$904,945
65,171	Wistron NeWeb Corp.	170,162
868,441	YFY Inc.	958,746
137,930	Yulon Motor Co., Ltd. (d)	212,940
		37,267,612
	Thailand – 6.5%
3,789,600	AP Thailand PCL	994,391
689,600	Com7 PCL	1,412,301
1,180,291	Dohome PCL	755,386
125,200	Hana Microelectronics PCL	221,354
1,159,100	Jay Mart PCL	1,585,649
681,000	JMT Network Services PCL	1,013,328
2,594,100	Origin Property PCL	701,445
704,400	Polyplex Thailand PCL	518,438
592,100	Prima Marine PCL	153,472
588,900	PTG Energy PCL	388,203
10	Siam Global House PCL	7
411,100	Sri Trang Agro-Industry PCL	615,005
702,900	Supalai PCL	481,346
		8,840,325
	Turkey – 8.9%
280,164	AG Anadolu Grubu Holding A.S.	762,734
267,031	Arcelik A.S.	1,082,062
2,235,399	Dogan Sirketler Grubu Holding A.S.	874,424
378,421	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A.S.	295,597
296,967	Enerjisa Enerji A.S. (b) (c)	420,784
318,383	Haci Omer Sabanci Holding A.S.	331,599
781,401	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S., Class D (d)	669,995
68,009	Koza Altin Isletmeleri A.S. (d)	980,117
419,137	Koza Anadolu Metal Madencilik Isletmeleri A.S. (d)	708,100
160,737	Migros Ticaret A.S. (d)	681,316
343,796	TAV Havalimanlari Holding A.S. (d)	849,367
504,562	Turk Hava Yollari AO (d)	779,093
66,224	Turk Traktor ve Ziraat Makineleri A.S.	1,657,755
774,546	Turkiye Halk Bankasi A.S. (d)	405,224
904,695	Turkiye Sise ve Cam Fabrikalari A.S.	797,624
1,279,685	Turkiye Vakiflar Bankasi TAO, Class D (d)	536,221
1,243,638	Yapi ve Kredi Bankasi A.S. (d)	331,346
		12,163,358
	Total Common Stocks	135,052,819
	(Cost $102,678,002)

First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)
Portfolio of Investments (Continued)
March 31, 2021 (Unaudited)
Shares	Description	Value
REAL ESTATE INVESTMENT TRUSTS (a) – 0.6%
	Mexico – 0.6%
698,674	Macquarie Mexico Real Estate Management S.A. de C.V. (b) (c)	$865,844
	(Cost $905,727)
WARRANTS (a) – 0.0%
	Malaysia – 0.0%
40	Serba Dinamik Holdings Bhd, expiring 12/5/24 (d)	2
	(Cost $0)
MONEY MARKET FUNDS – 2.3%
3,077,652	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.02% (i) (j)	3,077,652
	(Cost $3,077,652)
	Total Investments – 102.1%	138,996,317
	(Cost $106,661,381) (k)
	Net Other Assets and Liabilities – (2.1)%	(2,819,189)
	Net Assets – 100.0%	$136,177,128

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(c)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(d)	Non-income producing security.
(e)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $2,893,219 and the total value of the collateral held by the Fund is $3,077,652.
(f)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940, as amended. At March 31, 2021, securities noted as such are valued at $0 or 0.0% of net assets.
(g)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(h)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs in the Additional Information section).
(i)	Rate shown reflects yield as of March 31, 2021.
(j)	This security serves as collateral for securities on loan.
(k)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $37,603,523 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $5,268,587. The net unrealized appreciation was $32,334,936.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2021 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 3/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Cayman Islands	$ 21,525,604	$ 21,525,604	$ —	$ —**
Thailand	8,840,325	—	8,840,325	—
Other Country Categories*	104,686,890	104,686,890	—	—
Real Estate Investment Trusts*	865,844	865,844	—	—
Warrants*	2	2	—	—
Money Market Funds	3,077,652	3,077,652	—	—
Total Investments	$ 138,996,317	$ 130,155,992	$ 8,840,325	$—**

*	See Portfolio of Investments for country breakout.
**	Investment is valued at $0.
Level 3 Common Stocks are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 Common Stocks values are based on unobservable and non-quantitative inputs.

First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)
Portfolio of Investments (Continued)
March 31, 2021 (Unaudited)
Sector Allocation	% of Total Long-Term Investments
Information Technology	23.0%
Industrials	16.2
Materials	14.4
Real Estate	10.1
Consumer Discretionary	7.6
Energy	6.2
Financials	5.9
Utilities	5.1
Communication Services	5.1
Consumer Staples	4.2
Health Care	2.2
Total	100.0%

Currency Exposure Diversification	% of Total Investments
New Taiwan Dollar	27.9%
Hong Kong Dollar	22.2
Brazilian Real	9.4
Turkish Lira	8.7
Thai Baht	6.4
Indonesian Rupiah	4.7
Mexican Peso	4.1
South African Rand	3.6
Indian Rupee	3.1
United States Dollar	2.6
Malaysian Ringgit	1.7
Chilean Peso	1.6
Philippine Peso	1.4
Polish Zloty	1.0
Egyptian Pound	0.7
Russian Ruble	0.6
Colombian Peso	0.3
Total	100.0%

First Trust Eurozone AlphaDEX® ETF (FEUZ)
Portfolio of Investments
March 31, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 96.1%
	Austria – 4.3%
4,602	Erste Group Bank AG (b)	$156,075
833	Mayr Melnhof Karton AG	171,341
7,031	OMV AG	356,690
12,588	Raiffeisen Bank International AG (b)	276,491
1,762	Verbund AG	128,110
1,828	voestalpine AG	75,737
		1,164,444
	Belgium – 2.4%
743	Ackermans & van Haaren N.V.	118,150
3,540	Ageas S.A./N.V.	214,044
1,486	Etablissements Franz Colruyt N.V.	88,630
10,564	Proximus S.A.D.P.	229,929
		650,753
	Finland – 5.0%
9,524	Fortum OYJ	254,202
3,901	Huhtamaki OYJ	176,401
9,348	Kesko OYJ, Class B	285,899
2,192	Kone OYJ, Class B	179,065
1,833	Neste OYJ	97,289
12,301	Stora Enso OYJ, Class R	229,436
3,165	UPM-Kymmene OYJ	113,686
		1,335,978
	France – 22.5%
908	Arkema S.A.	110,048
1,794	Atos SE (b)	139,946
922	BioMerieux	117,313
3,984	BNP Paribas S.A. (b)	242,385
25,805	Bollore S.A.	124,617
4,166	Bouygues S.A.	167,034
750	Capgemini SE	127,619
15,050	Carrefour S.A.	272,591
2,285	Cie de Saint-Gobain (b)	134,838
897	Cie Generale des Etablissements Michelin SCA	134,277
3,646	Cie Plastic Omnium S.A.	133,572
11,554	CNP Assurances (b)	219,635
16,515	Credit Agricole S.A. (b)	239,087
589	Eiffage S.A. (b)	58,960
1,310	Iliad S.A.	249,024
1,378	Ipsen S.A.	118,209
21,395	Natixis S.A. (b)	102,417
23,150	Orange S.A.	285,190
5,966	Publicis Groupe S.A.	364,089
15,319	Rexel S.A. (b)	303,602
3,604	Rubis SCA	170,747
2,410	Sanofi	238,108
558	Sartorius Stedim Biotech	229,814
388	Schneider Electric SE	59,265
14,537	Societe Generale S.A. (b)	380,416
1,671	SOITEC (b)	341,555
Shares	Description	Value

	France (Continued)
1,213	Sopra Steria Group SACA (b)	$202,704
13,013	Suez S.A.	275,602
624	Teleperformance	227,432
1,409	TOTAL SE	65,722
1,567	Valeo S.A.	53,236
1,062	Wendel SE	131,889
		6,020,943
	Germany – 31.5%
10,873	1&1 Drillisch AG	305,636
2,654	Bayerische Motoren Werke AG	275,349
1,189	Bechtle AG	222,955
3,030	Brenntag SE	258,679
381	Carl Zeiss Meditec AG	57,414
29,429	Commerzbank AG (b)	180,425
971	Covestro AG (c) (d)	65,293
3,574	Daimler AG	318,575
1,258	Delivery Hero SE (b) (c) (d)	163,016
5,287	Deutsche Post AG	289,667
2,878	Deutsche Telekom AG	57,949
1,927	Deutsche Wohnen SE	89,895
9,306	Evonik Industries AG	329,140
1,218	Fraport AG Frankfurt Airport Services Worldwide (b)	74,060
571	Fresenius Medical Care AG & Co., KGaA	41,998
3,178	Fresenius SE & Co., KGaA	141,545
948	FUCHS PETROLUB SE (Preference Shares)	45,403
4,112	GEA Group AG	168,534
1,293	Gerresheimer AG	128,431
3,931	HeidelbergCement AG	357,082
956	Hella GmbH & Co., KGaA (b)	53,611
3,458	HelloFresh SE (b)	257,910
385	Hypoport SE (b)	204,073
3,411	Infineon Technologies AG	144,623
6,986	Jungheinrich AG (Preference Shares)	335,892
2,810	KION Group AG	277,463
4,201	LANXESS AG	309,681
1,351	LEG Immobilien SE	177,697
991	Merck KGaA	169,441
658	Nemetschek SE	41,977
3,232	Porsche Automobil Holding SE (Preference Shares)	342,707
535	Puma SE (b)	52,413
6,431	RWE AG	252,041
310	SAP SE	37,960
470	Sartorius AG (Preference Shares)	234,357
2,932	Software AG	123,574
7,479	Suedzucker AG	126,735
1,046	Symrise AG	126,835
4,794	TAG Immobilien AG	136,838
2,985	Uniper SE	108,096
5,036	United Internet AG	201,975

First Trust Eurozone AlphaDEX® ETF (FEUZ)
Portfolio of Investments (Continued)
March 31, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Germany (Continued)
1,373	Varta AG (b) (e)	$202,070
1,197	Volkswagen AG (Preference Shares)	334,928
2,481	Wacker Chemie AG	353,064
2,574	Zalando SE (b) (c) (d)	252,470
		8,429,477
	Greece – 0.2%
3,341	Hellenic Telecommunications Organization S.A.	53,598
	Ireland – 1.2%
1,332	CRH PLC	62,435
1,588	Kingspan Group PLC	134,640
2,454	Smurfit Kappa Group PLC	115,573
		312,648
	Italy – 10.1%
132,686	A2A S.p.A.	241,493
2,288	ACEA S.p.A.	50,014
4,039	Amplifon S.p.A. (b)	150,338
10,343	Buzzi Unicem S.p.A	268,905
7,043	De’ Longhi S.p.A.	284,451
26,099	Hera S.p.A.	100,021
1,297	Interpump Group S.p.A.	65,372
51,319	Intesa Sanpaolo S.p.A. (b)	139,050
56,243	Iren S.p.A	155,393
15,277	Italgas S.p.A.	99,162
41,133	Leonardo S.p.A.	333,026
6,624	Prysmian S.p.A.	215,250
2,089	Reply S.p.A.	264,330
601,353	Telecom Italia S.p.A.	325,241
		2,692,046
	Luxembourg – 4.0%
47,940	Aroundtown S.A.	341,251
2,436	Eurofins Scientific SE (b)	232,849
5,984	Grand City Properties S.A.	149,893
6,117	RTL Group S.A. (b)	358,383
		1,082,376
	Netherlands – 10.8%
131	Adyen N.V. (b) (c) (d)	292,423
74,113	Aegon N.V.	351,995
952	Akzo Nobel N.V.	106,372
2,866	ASR Nederland N.V.	128,422
13,242	Davide Campari-Milano N.V.	148,332
1,539	Euronext N.V. (c) (d)	155,031
1,770	EXOR N.V.	149,324
1,619	IMCD N.V.	224,984
6,791	ING Groep N.V.	83,078
430	Just Eat Takeaway.com N.V. (b) (c) (d)	39,645
4,887	Koninklijke Ahold Delhaize N.V.	136,111
585	Koninklijke DSM N.V.	98,994
Shares	Description	Value

	Netherlands (Continued)
20,495	Koninklijke KPN N.V.	$69,556
2,568	Koninklijke Vopak N.V.	127,838
3,850	NN Group N.V.	188,226
1,847	Randstad N.V.	129,915
6,512	Signify N.V. (b) (c) (d)	335,706
3,134	STMicroelectronics N.V.	119,519
		2,885,471
	Spain – 4.1%
4,248	ACS Actividades de Construccion y Servicios S.A.	140,781
45,375	CaixaBank S.A.	140,424
791	Cellnex Telecom S.A. (c) (d)	45,545
2,288	Ebro Foods S.A.	47,170
6,265	Enagas S.A.	136,066
30,765	Mapfre S.A.	64,075
2,403	Naturgy Energy Group S.A.	58,896
2,568	Red Electrica Corp. S.A.	45,474
8,907	Siemens Gamesa Renewable Energy S.A.	344,693
14,005	Telefonica S.A.	62,689
		1,085,813
	Total Common Stocks	25,713,547
	(Cost $21,427,490)
REAL ESTATE INVESTMENT TRUSTS (a) – 3.5%
	Belgium – 0.2%
1,324	Warehouses De Pauw CVA	43,754
	France – 1.8%
1,369	Covivio	117,196
1,825	Gecina S.A.	251,257
1,717	ICADE	125,543
		493,996
	Spain – 1.5%
23,321	Inmobiliaria Colonial Socimi S.A.	225,762
17,319	Merlin Properties Socimi S.A.	177,103
		402,865
	Total Real Estate Investment Trusts	940,615
	(Cost $986,896)

First Trust Eurozone AlphaDEX® ETF (FEUZ)
Portfolio of Investments (Continued)
March 31, 2021 (Unaudited)
Shares	Description	Value
MONEY MARKET FUNDS – 0.7%
187,368	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.02% (f) (g)	$187,368
	(Cost $187,368)
	Total Investments – 100.3%	26,841,530
	(Cost $22,601,754) (h)
	Net Other Assets and Liabilities – (0.3)%	(92,035)
	Net Assets – 100.0%	$26,749,495

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	Non-income producing security.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(d)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(e)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $176,609 and the total value of the collateral held by the Fund is $187,368.
(f)	Rate shown reflects yield as of March 31, 2021.
(g)	This security serves as collateral for securities on loan.
(h)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $4,964,129 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $724,353. The net unrealized appreciation was $4,239,776.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2021 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 3/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 25,713,547	$ 25,713,547	$ —	$ —
Real Estate Investment Trusts*	940,615	940,615	—	—
Money Market Funds	187,368	187,368	—	—
Total Investments	$ 26,841,530	$ 26,841,530	$—	$—

*	See Portfolio of Investments for country breakout.

Sector Allocation	% of Total Long-Term Investments
Industrials	17.5%
Financials	14.5
Materials	11.7
Communication Services	10.3
Consumer Discretionary	10.1
Utilities	7.8
Information Technology	7.7
Health Care	7.0
Real Estate	6.9
Consumer Staples	4.1
Energy	2.4
Total	100.0%

Additional Information
First Trust Exchange-Traded AlphaDEX® Fund II
March 31, 2021 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
Licensing Information
Nasdaq® and NASDAQ AlphaDEX® Asia Pacific Ex-Japan Index, NASDAQ AlphaDEX® Europe Index, NASDAQ AlphaDEX® Latin America Index, NASDAQ AlphaDEX® Brazil Index, NASDAQ AlphaDEX® China Index, NASDAQ AlphaDEX® Japan Index, NASDAQ AlphaDEX® Developed Markets Ex-US Index, NASDAQ AlphaDEX® Emerging Markets Index, NASDAQ AlphaDEX® Germany Index, NASDAQ AlphaDEX® United Kingdom Index, NASDAQ AlphaDEX® Switzerland Index, NASDAQ AlphaDEX® Developed Markets Ex-US Small Cap Index ,NASDAQ AlphaDEX® Emerging Markets Small Cap Index, NASDAQ AlphaDEX® Eurozone Index (“the Nasdaq Indexes”) are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. AlphaDEX® is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc. for use in the name of the Nasdaq Indexes. The Funds have not been passed on by the Corporations as to their legality or suitability. The Funds are not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUNDS.
The First Trust India NIFTY 50 Equal Weight ETF (the “Product”) offered by First Trust is not sponsored, endorsed, sold or promoted by NSE INDICES LIMITED (formerly known as India Index Services & Products Limited (IISL)). NSE INDICES LIMITED does not make any representation or warranty, express or implied (including warranties of merchantability or fitness for particular purpose or use) and disclaims all liability to the owners of the Product or any member of the public regarding the advisability of investing in securities generally or in the Product linked to the NIFTY 50 Equal Weight Index or particularly in the ability of the NIFTY 50 Equal Weight Index to track general stock market performance in India. Please read the full Disclaimers in relation to the NIFTY 50 Equal Weight Index in the Prospectus and Statement of Additional Information.